Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (93.4%)
Alabama (4.2%)
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	600	603
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	9/1/2044	1,065	1,043
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	3,695	3,895
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	3,660	3,834
[1]	Baldwin County IDA Economic Development Revenue (Novelis Corp. Project) PUT	5.000%	6/1/2032	22,500	22,993
[2]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	11,785	12,811
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	28,430	29,043
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	20,000	20,854
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	7,500	8,061
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,705	34,165
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	35,105	37,231
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	24,600	26,378
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	7,290	7,817
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	12,090	12,244
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	40,220	43,205
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	615	629
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	14,645	15,772
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	14,945	16,123
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	21,700	23,436
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	5,000	4,627
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,165	6,161
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	29,990	31,639
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	710	774
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	13,050	14,409
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	2,085	2,100
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	2,115	2,130
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	1,235	1,153
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	3,000	2,800
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	627
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	601
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	679
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	529
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	614
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	51,150	53,648
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	7,245	7,875
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	3,500	3,695
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	46,795	49,800
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	5.000%	6/1/2054	10,050	9,668
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	4.750%	12/1/2054	20,000	18,537
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/2036	2,820	2,825
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	1,445	1,524
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	28,150	30,182
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	16,470	18,152
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	3,640	3,852
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	28,415	29,582
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	3,470	3,710
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	27,035	28,630
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,655	1,754
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	17,610	18,829
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	1,835	1,980
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	26,025	28,581
	University of Alabama College & University Revenue	4.000%	7/1/2042	7,715	7,763
					709,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska (0.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,905	2,101
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2038	3,000	3,081
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/2038	3,000	3,201
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	325	325
					6,607
Arizona (1.1%)
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	2,110	1,934
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.375%	7/1/2053	1,000	955
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2054	2,500	2,248
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.500%	7/1/2058	1,100	1,063
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2040	925	873
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2050	2,000	1,619
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa & Red Rock Campus Project)	5.000%	7/15/2039	2,075	2,083
[1]	Arizona IDA Charter School Aid Revenue (Doral Academy of Northern Nevada Project)	4.000%	7/15/2056	475	358
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2031	220	222
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2041	405	371
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2052	840	674
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/2039	650	654
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	9,425	7,502
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2040	920	923
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2050	1,500	1,364
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	3.000%	12/15/2031	460	439
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2041	725	651
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2051	1,275	992
[1]	Arizona IDA Charter School Aid Revenue PUT	4.875%	7/1/2035	1,385	1,376
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	1,011
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2046	2,750	2,461
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2050	6,875	5,963
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,648
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,946	5,171
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	10,000	235
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	22,275	524
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,050	119
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	2,885	2,620
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.000%	6/1/2029	36,400	37,128
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	330	330
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2033	250	253
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2038	750	755
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2041	425	394
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2046	345	291
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2051	580	470
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2051	1,750	1,400
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2054	2,525	2,355
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2055	2,000	1,933
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2056	1,350	1,056
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.500%	7/1/2060	1,000	992
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/2026	60	60
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/2030	425	416
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/2040	2,000	1,779
[1]	Maricopa County IDA College & University Revenue	5.500%	10/1/2051	7,000	5,603
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,155	3,455
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,010	1,103
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,355	1,433
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,200	2,297
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	3,500	3,823
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/2047	4,950	4,209
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	3,000	2,627
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2051	1,640	1,246
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2052	2,150	1,886
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	9,400	6,922
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	700	516
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,000	1,734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	13,000	13,672
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	5,000	5,306
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	5,685	5,767
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	6,740	6,815
[1]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	8,525	8,338
[1]	Sierra Vista IDA Charter School Aid Revenue (Champion Schools Project)	6.375%	6/15/2064	1,635	1,676
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,500	1,494
	Yavapai County IDA Resource Recovery Revenue (Waste Management Inc. Project)	4.250%	3/1/2028	10,420	10,636
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/2049	1,500	1,555
					192,778
Arkansas (0.4%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	5,045	5,048
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,090	3,092
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,425	1,426
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	975	975
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,000	1,000
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	6,080	6,114
[1]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/2049	10,000	9,717
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,455	1,553
[4]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2050	1,355	1,424
[4]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2055	1,815	1,898
	Osceola AR Sewer Revenue PUT	5.500%	7/1/2026	37,000	37,000
	Searcy AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2044	3,420	3,267
	University of Arkansas College & University Revenue	5.000%	12/1/2045	1,000	1,040
					73,554
California (9.3%)
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	10,350	5,983
	Alameda County Fire Department GO	5.250%	6/1/2055	6,500	7,001
[4]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	4,000	3,675
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2042	4,250	4,677
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2049	11,000	11,498
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2054	9,000	9,356
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	5,540	6,159
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	14,000	15,351
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	5,460	5,743
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	5,000	5,288
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	12,720	13,666
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	9,590	10,431
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	13,480	14,399
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,430	15,478
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	15,500	16,867
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	35,835	37,988
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	48,370	51,044
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	17,685	19,399
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	20,000	21,398
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	20,000	21,128
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	11,265	11,865
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	25,245	27,291
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	30,050	31,603
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	25,075	26,608
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	4,825	5,294
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	15,095	16,485
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	17,700	19,257
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2043	1,190	1,213
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	8,760	8,132
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2046	5,435	4,621
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2047	13,000	9,999
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	17,370	13,288
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,925	1,510
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	12,250	9,559
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,235	3,485
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	2,457
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	15,500	12,886
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	9,045	6,160
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/2057	1,000	677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,910	1,678
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	966
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2049	165	164
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	6,170	1,286
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	6,000	7,129
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	1,000	1,156
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	3,950	4,512
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/2053	1,315	1,278
	California GO	3.000%	12/1/2043	1,500	1,301
	California GO	3.000%	12/1/2046	2,000	1,601
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,740	1,988
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,495	1,626
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	4,085	4,523
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	1,100	1,028
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	4,060	4,710
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	12,522	12,866
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	4,450	4,647
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	4,694	4,803
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	21,009	20,978
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	12,335	12,047
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	3,118	3,264
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,297
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,000	7,186
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,485	1,516
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	11,500	11,634
[1]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	20,000	20,232
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.125%	7/1/2054	1,500	1,387
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/2064	1,000	923
[1]	California Municipal Finance Authority Charter School Aid Revenue (Belle Mente Montessori Academy Project)	5.000%	6/1/2028	210	213
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2029	440	440
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,050	2,049
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,810	2,128
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	5,750	5,534
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	3,875	3,513
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	7,550	6,656
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2054	2,535	2,354
	California Municipal Finance Authority Industrial Revenue (United Airlines Inc. Project)	4.000%	7/15/2029	5,000	5,043
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,250	1,288
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	5,414	5,412
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	2,869	2,717
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	3,558	3,363
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	2,090	1,881
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/2031	3,100	3,217
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/2033	4,000	4,133
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/2047	5,250	4,602
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/2054	1,650	1,728
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	2,000	2,104
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.450%	3/2/2026	7,500	7,502
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.875%	3/1/2034	16,500	16,475
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/2053	1,850	1,944
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2037	2,300	2,507
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2038	2,000	2,165
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/2045	1,200	1,241
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	1,545	1,426
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2051	1,110	993
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	1,235	1,088
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	12,110	11,850
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	30,170	28,805
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.625%	6/1/2065	3,370	3,489
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	7,065	7,559
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	6,805	2,103
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/2062	5,125	4,655
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	4,400	4,749
	California State University College & University Revenue	5.250%	11/1/2056	13,140	14,244
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	3,520	3,032
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	2,550	2,610
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2049	5,425	5,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2052	1,775	1,743
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2051	1,985	1,691
[6]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,265
[6]	Central Unified School District COP	5.250%	8/1/2054	2,500	2,649
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	2,595	2,805
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,333
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/2056	5,000	3,762
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2056	7,250	4,695
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	1,000	831
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2045	4,750	3,748
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/2046	5,000	3,582
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2046	2,000	1,665
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/2046	5,000	3,960
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/2046	13,050	11,274
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2046	2,000	1,617
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	9,405	7,807
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,720	7,442
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,690	3,738
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	5,665	4,841
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	3,000	2,101
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2054	3,500	3,053
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/2056	5,000	3,248
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	11,440	7,419
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/2056	8,685	6,487
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	19,795	17,726
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2056	6,500	5,393
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,135	782
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	1,000	702
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/2057	3,000	2,271
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2057	9,630	6,534
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	4,735	3,413
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	7,175	5,090
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/2039	500	516
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	1,000	1,207
[1,7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	9,287	8,524
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,840	4,078
[7]	Freddie Mac Pool	3.400%	11/1/2040	3,936	3,629
[1]	Golden State Connect Authority Telecom Revenue (Broadband Project)	6.500%	12/1/2060	2,000	1,934
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/2066	25,000	2,622
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	10,500	9,450
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2052	2,630	2,269
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,221
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	4,200	4,606
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	3,565	3,611
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,650	1,647
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	1,000	997
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2042	7,500	8,362
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2043	4,500	4,953
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2044	4,000	4,355
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	5,000	5,193
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2046	3,460	3,205
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2047	18,000	18,993
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2049	13,735	12,267
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2050	10,000	10,487
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2055	45,575	48,272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,945	2,190
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	785	862
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	425	464
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	360	403
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	690	772
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	860	968
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,815	3,150
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	100	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	560	621
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,350	1,505
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	105	113
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	690	757
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	390	432
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	295	316
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,390	1,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	525	572
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	525	566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	675	728
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	750	803
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	3,285	3,517
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	595	637
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,125	1,182
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	455	472
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	2,555	2,650
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	210	216
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,120	2,198
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	555	572
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,950	2,166
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	250	272
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	65	74
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	105	120
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	270	296
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	840	927
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	370
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	45	49
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	88
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	70	76
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	134
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,350	3,615
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	3,285	3,371
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	21,595	22,900
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	7,865	8,109
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	6,175	6,684
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/2032	5	5
	Modesto High School District GO	5.250%	8/1/2050	2,425	2,618
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,785	2,193
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,920	2,359
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	5,040	6,256
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2036	525	539
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2037	500	510
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2038	500	508
[4]	Palomar Health GO	0.000%	8/1/2033	8,805	6,654
	Palomar Health GO	4.000%	8/1/2035	4,000	3,752
[4]	Palomar Health GO	7.000%	8/1/2038	10,740	11,927
[6]	Paramount Unified School District GO	3.000%	8/1/2050	2,000	1,520
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	10,000	4,985
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	6,500	3,020
	Sacramento CA Special Tax Revenue	4.000%	9/1/2046	2,905	2,594
	Sacramento CA Special Tax Revenue	4.000%	9/1/2050	1,600	1,395
	Sacramento CA Water Water Revenue	5.250%	9/1/2047	5,000	5,083
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2041	4,195	4,700
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2042	5,125	5,674
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2043	5,295	5,786
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2044	5,780	6,247
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2045	5,220	5,578
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	5,000	5,135
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2038	3,500	3,939
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	45,000	47,183
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	8,435	7,450
[6]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	11,310	9,910
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	1,855	1,889
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	6,425	6,857
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2042	8,240	7,351
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	5,000	5,383
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2055	20,000	20,808
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.500%	5/1/2055	29,975	31,766
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	7,335	7,803
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2039	2,725	2,738
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2044	5,000	5,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2049	9,890	8,745
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2049	4,450	4,648
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2050	2,845	2,499
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.500%	5/1/2055	21,900	23,208
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	110	113
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	270	276
[6]	San Francisco Community College District GO	3.000%	6/15/2045	5,000	4,017
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	900
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,525	5,092
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	1,500	1,568
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	15,445	16,474
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	525	570
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	3,080	3,491
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	175	188
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	9,955	10,542
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	2,755	2,078
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	2,500	2,150
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/2060	35,150	5,486
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/2046	3,500	585
	University of California College & University Revenue	5.000%	5/15/2044	1,325	1,463
	University of California College & University Revenue	5.000%	5/15/2053	10,115	10,672
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	3,980	3,712
[4]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,359
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,800	2,784
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,415	1,366
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/2047	5,000	4,231
					1,589,154
Colorado (2.5%)
[6]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	5,875	6,322
[6]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,605	3,856
	Adams County CO COP	4.000%	12/1/2054	2,635	2,389
[6]	Adams County School District No. 1 COP	5.000%	12/1/2043	2,800	2,947
[6]	Adams County School District No. 1 COP	5.000%	12/1/2044	3,000	3,126
[6]	Adams County School District No. 1 COP	5.000%	12/1/2045	2,250	2,319
[1]	Aerotropolis Regional Transportation Authority Ad Valorem Property Tax Revenue	5.500%	12/1/2044	5,000	5,085
	Aurora CO COP	5.000%	12/1/2042	2,500	2,527
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/2051	15,000	14,351
	Berthoud CO COP	4.000%	12/1/2049	2,525	2,233
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,425	1,500
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,955	2,044
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/2028	500	501
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/2038	600	608
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/2047	1,200	1,131
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2050	2,285	2,111
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	13,375	12,725
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/2040	1,100	1,106
	Canyons Metropolitan District No. 5 GO	6.500%	12/15/2054	3,150	3,126
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/2029	1,120	1,125
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	11,139	11,156
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/2031	423	382
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/2041	579	476
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/2050	1,125	1,113
	Colorado COP	6.000%	12/15/2040	5,000	5,827
	Colorado COP	6.000%	12/15/2041	3,570	4,145
	Colorado COP	4.000%	11/1/2049	1,400	1,267
	Colorado COP	4.000%	11/1/2053	3,365	3,007
	Colorado COP	5.000%	11/1/2053	4,285	4,474
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2026	2,390	2,360
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2027	2,515	2,439
[1]	Colorado Educational & Cultural Facilities Authority Economic Development Revenue (The Stanley Project)	6.875%	2/1/2059	12,000	12,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/2028	160	160
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/2029	2,750	2,741
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,400	1,401
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,855	4,242
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	3,205	2,935
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2049	11,680	9,983
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2050	8,290	7,298
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	12,500	11,245
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	7,535	6,830
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2054	2,415	2,464
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2058	3,000	2,160
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2041	1,125	1,077
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,100	941
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	2,000	2,002
[2]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	2,305	2,594
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	12,000	12,518
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	800	805
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	5,675	5,187
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	12,500	13,277
[6]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	2,605	2,738
	Crowfoot Valley Ranch Metropolitan District No. 2 GO	6.125%	12/15/2054	2,855	2,760
	Del Norte CO Health, Hospital, Nursing Home Revenue (RIO Grande Hospital Refunding Project)	5.800%	12/1/2054	880	851
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	700	738
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2033	15,000	15,176
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2037	700	797
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2038	1,000	1,132
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2039	1,250	1,406
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2040	750	838
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2041	1,000	1,114
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2041	1,325	1,485
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2042	2,000	2,115
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	4,125	4,522
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	1,000	1,101
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2043	1,060	1,154
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2043	10,000	9,527
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2045	8,750	9,461
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2048	32,850	28,783
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/2053	7,500	6,659
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2053	10,250	10,706
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,500	3,203
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	5,890	6,303
[1]	DIATC Metropolitan District GO	5.000%	12/1/2039	2,735	2,752
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/2051	3,000	2,782
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/2054	3,100	3,025
	Grand Junction CO Sales Tax Revenue	4.125%	3/1/2054	5,470	5,089
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/2043	1,100	1,132
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/2051	3,860	3,015
	Independence Metropolitan District No. 3 GO	5.375%	12/1/2054	2,960	2,946
[4]	Leyden Rock Metropolitan District GO	4.000%	12/1/2046	1,860	1,699
	Meridian Ranch Metropolitan District GO	6.750%	12/1/2052	3,425	3,504
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,906	3,653
	Mirabelle Metropolitan District No. 2 GO	6.125%	12/15/2049	2,100	2,073
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/2051	2,900	2,354
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/2051	1,465	1,459
	Parkdale Community Authority Intergovernmental Agreement Revenue	7.000%	12/15/2044	3,920	3,999
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	2,150	2,250
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	720	723
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/2041	515	459
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/2051	650	524
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	4.750%	12/1/2045	8,765	8,290
[4]	Rampart Range Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.250%	12/1/2050	1,000	1,039
[4]	Rampart Range Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.250%	12/1/2055	1,500	1,548
	Redlands 360 Metropolitan District No. 2 GO	7.125%	12/1/2055	3,000	2,984
	Redlands 360 Metropolitan District No. 2 Special Assessment Revenue	6.250%	12/1/2045	1,250	1,251
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2034	1,650	1,695
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	490	500
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	4,715	4,782
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2038	400	402
	Reunion Metropolitan District Water Revenue	3.625%	12/1/2044	5,906	4,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southglenn Metropolitan District GO	3.500%	12/1/2026	2,000	1,996
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,615	1,627
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2047	5,675	5,504
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2047	325	315
	St. Vrain Lakes Metropolitan District No. 2 GO	6.375%	11/15/2054	2,000	1,981
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/2054	1,472	1,463
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.875%	12/15/2055	1,700	1,704
	Trails at Crowfoot Metropolitan District No. 3 GO	6.875%	12/15/2052	1,375	1,371
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	906
[4]	Upper Eagle Regional Water Authority Water Revenue	4.000%	12/1/2050	1,440	1,310
[4]	Vauxmont Metropolitan District GO	3.250%	12/15/2050	3,400	2,920
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/2044	906	894
[1]	West Meadow Metropolitan District GO	6.000%	12/1/2038	1,000	1,047
[1]	West Meadow Metropolitan District GO	6.500%	12/1/2050	2,750	2,821
[5]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/2026	0.000%	12/1/2050	1,000	951
					419,949
Connecticut (0.6%)
	Connecticut GO	3.000%	1/15/2038	2,070	1,947
	Connecticut GO	3.000%	1/15/2039	2,400	2,222
	Connecticut GO	3.000%	1/15/2040	4,815	4,348
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,515	1,647
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,200	2,451
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	640	696
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	1,725	1,732
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2049	3,500	2,631
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/2053	5,060	5,190
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.375%	7/1/2054	2,000	1,920
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.850%	2/2/2026	2,065	2,065
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,235	2,248
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,250	1,258
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,000	1,010
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	2,250	2,201
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	3,810	3,628
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,625	1,581
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	5,750	5,289
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	8,090	7,118
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	2,000	1,852
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	13,225	13,997
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Church Home of Hartford Inc. Project)	5.000%	9/1/2053	3,460	3,224
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2051	4,490	3,936
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	825	847
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2050	6,065	5,394
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,849
[1]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	4,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	1,000	1,016
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	2,185	2,231
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	1,695	1,698
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2041	575	554
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2051	1,655	1,411
					95,191
Delaware (0.5%)
[1]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,908	8,541
[1]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/2044	870	874
[1]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/2053	1,000	1,006
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	5,000	4,769
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2055	1,915	1,937
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2065	5,000	5,018
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	10,660	10,853
[2]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	5,250	5,910
[2]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	1,605	1,781
[2]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,330	1,463
[2]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2043	3,705	4,021
[2]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	1,860	2,001
[2]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	2,980	3,166
[2]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,490	3,674
[2]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	5,460	5,684
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,000	897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2051	22,215	23,340
[1]	Millsboro DE Special Obligation Revenue	5.125%	7/1/2038	3,000	3,025
					87,960
District of Columbia (1.4%)
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	395	400
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2039	1,420	1,421
	District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	500
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	5,000	4,566
	District of Columbia College & University Revenue	5.000%	10/1/2030	4,120	4,121
	District of Columbia College & University Revenue	5.000%	10/1/2045	12,260	11,572
	District of Columbia GO	5.000%	10/15/2044	5,000	5,160
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/2035	2,805	2,765
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/2039	2,430	2,313
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	360	362
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	1,000	1,016
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2037	890	899
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2042	1,000	1,002
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2052	3,615	3,355
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	780	785
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.350%	6/1/2026	3,060	3,064
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	10,000	10,580
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/2054	6,500	6,894
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	3,345	3,372
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	2,700	2,736
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	2,335	2,541
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	2,625	2,645
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2038	1,860	2,013
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	3,400	3,411
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2039	1,775	1,946
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	3,000	2,983
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2040	2,575	2,805
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2041	950	945
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2041	2,750	3,022
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2042	3,000	3,190
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2042	3,890	4,316
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2043	3,250	3,633
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2044	5,000	5,209
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2050	14,810	15,141
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2051	8,180	7,198
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	14,000	14,922
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	25,425	22,262
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,650	12,047
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,780	5,083
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	30,230
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,000	4,440
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	2,500	2,606
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	7,550	7,874
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	13,400	14,305
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	5,150	5,221
					246,871
Florida (4.7%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	3,025	3,368
	Braddock Lakes Community Development District Special Assessment Revenue	5.750%	5/1/2055	2,325	2,291
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	500	500
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	8,785	7,652
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2043	1,100	1,187
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2044	1,675	1,790
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2045	2,000	2,119
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/2052	1,000	1,040
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/2055	12,000	12,606
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	2,250	2,397
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	3,320	3,507
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2053	3,125	2,930
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2058	5,000	4,630
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	1,280	1,268
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2036	3,190	3,249
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2039	6,610	6,531
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2046	4,830	4,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2049	6,035	5,432
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2056	4,235	3,120
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	24,135	20,607
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/2061	40,000	3,353
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	710	632
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	695	619
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2051	1,725	1,318
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2056	695	521
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2038	2,210	2,214
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2048	2,070	1,910
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2040	1,220	1,214
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2050	9,300	8,363
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2055	6,895	6,084
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2039	640	583
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,255	1,027
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2054	1,075	854
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	1,000	933
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	3,065	2,532
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,765	1,568
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,425	4,031
[1]	Capital Trust Authority Charter School Aid Revenue	5.250%	6/15/2059	1,000	910
[1]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.250%	6/1/2054	2,365	2,113
[1]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.250%	6/1/2064	2,610	2,276
[1]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	6.500%	12/15/2058	2,000	1,820
[1]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.750%	6/15/2065	10,400	10,401
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/2054	1,000	1,010
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	12,925	11,320
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,325	1,109
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,015	1,031
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	1,063
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,050	1,053
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,170	1,172
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	3,280	3,379
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2054	5,000	4,506
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2036	625	555
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2041	765	620
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2046	930	677
[1]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/2055	3,190	3,235
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2056	4,275	2,867
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	840	816
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	900	867
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	1,000	977
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2050	7,950	6,943
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2035	650	638
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2045	600	501
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2055	1,260	973
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	625	580
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2057	710	658
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/2040	1,700	1,633
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	6,400	5,868
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	4,000	3,729
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2046	3,300	3,417
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2047	2,750	2,825
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/2051	7,500	7,760
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	1,810	2,002
[1]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.250%	6/1/2059	1,000	945
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	10,000	7,222
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	5,000	4,340
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.125%	12/1/2054	3,000	2,664
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.080%	6/1/2026	2,165	2,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	2,025	2,038
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	2,630	2,641
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	595	598
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.750%	11/15/2055	3,165	3,307
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.875%	11/15/2064	6,770	7,083
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	7,420	8,024
[7]	Freddie Mac Pool	3.300%	8/1/2039	4,887	4,571
[1]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	2,145	2,187
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,025	1,035
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.250%	10/1/2044	7,000	7,512
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2049	5,000	4,415
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	11,750	10,193
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue (United Airlines Inc. Project)	5.500%	11/1/2036	3,000	3,256
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue (United Airlines Inc. Project)	5.500%	11/1/2037	8,000	8,648
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	10,000	10,119
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	750	731
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	3,475	3,538
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	3,075	3,113
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	4,350	4,383
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	945	950
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.500%	11/15/2054	1,385	1,480
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	9,280	8,398
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	19,425	16,507
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,300	2,316
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	5,000	5,366
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	180	181
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2039	1,255	1,217
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2049	825	715
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2054	1,675	1,410
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,510	1,610
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,595	1,680
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,305	2,404
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2049	8,500	8,808
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	1,000	1,007
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,008
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,000	5,222
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2054	7,000	6,839
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/2052	1,000	938
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/2026	1,465	1,483
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	9,870	10,599
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2046	5,500	4,865
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2051	6,500	5,584
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	10,000	11,191
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	1,280	1,284
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2050	2,000	1,821
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	3,025	3,105
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2050	7,500	7,716
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	2,250	2,353
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	16,004
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	3,250	1,430
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	3,330	3,425
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	1,045	1,073
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	3,915	3,545
[6]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	2,870	2,621
[6]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	1,675	1,498
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	2,930	2,624
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	6,325	5,484
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,722
[1]	Miami-Dade County IDA Charter School Aid Revenue	6.375%	6/1/2065	2,250	2,283
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2035	7,970	7,970
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	5,850	5,787
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	11,265	10,332
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	7,220	7,280
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2045	17,200	15,808
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/2052	17,080	17,304
[1]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/2044	990	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	1,485	1,419
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	580	591
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2042	2,795	2,750
[1]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2055	1,000	1,017
[1]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2060	1,000	1,012
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	16,025	13,810
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	25,315	26,210
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2035	1,500	1,031
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	2,745	1,544
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2040	2,850	1,505
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2041	1,000	495
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	3,250	3,297
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	10,000	8,643
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2048	3,900	3,889
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	1,350	1,327
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2041	1,850	2,053
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2042	1,500	1,646
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2043	1,025	1,111
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2044	1,220	1,309
[1]	Palm Beach County FL College & University Revenue	5.750%	10/1/2065	7,000	7,184
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.125%	6/1/2054	5,000	4,943
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,110	2,116
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,000	1,011
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	630	599
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	12,410	10,940
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	11/1/2050	7,900	8,309
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	2,500	2,525
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	4,630	3,765
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project)	11.500%	7/1/2027	6,000	8,826
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project) BAN	11.500%	7/1/2027	630	633
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2047	500	501
	Parrish Lakes Community Development District Special Assessment Revenue	5.800%	5/1/2054	1,420	1,424
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	2,500	2,708
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,775	4,063
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	10,675	11,473
[2]	Pasco County FL Solid Waste Disposal & Resource Recovery System Resource Recovery Revenue	5.500%	10/1/2051	1,500	1,543
[2]	Pasco County FL Solid Waste Disposal & Resource Recovery System Resource Recovery Revenue	5.500%	10/1/2056	2,500	2,567
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2042	1,580	1,733
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2043	1,125	1,218
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2044	1,575	1,683
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2045	2,890	3,053
	Pensacola FL Airport Port, Airport & Marina Revenue	5.500%	10/1/2055	8,405	8,825
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2046	1,685	1,293
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	5.000%	6/1/2056	2,605	2,174
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2038	1,345	1,365
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2029	3,495	3,579
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,000	1,012
	Pinery Community Development District Special Assessment Revenue	5.600%	5/1/2046	765	761
	Pinery Community Development District Special Assessment Revenue	5.875%	5/1/2056	1,750	1,736
[1,3]	Polk County FL IDA Industrial Revenue	5.875%	1/1/2033	3,750	750
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2027	2,000	2,017
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2028	2,310	2,331
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	1,400	1,414
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2030	1,000	1,010
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	1,185	1,196
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	14,440	12,549
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2051	1,660	1,276
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2056	1,660	1,236
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	11,155	10,395
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	6,145	5,860
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2044	5,605	4,471
[1]	Sunrise Community Development District Special Assessment Revenue	5.875%	5/1/2055	3,100	3,020
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	7,680	6,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	1,195	472
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2053	2,600	636
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2055	1,500	1,484
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	745	742
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.625%	1/1/2060	3,200	3,175
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/2054	1,585	1,618
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/2043	1,215	1,249
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/2053	1,830	1,838
					793,631
Georgia (2.7%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2039	4,500	4,912
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2041	7,000	7,677
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2042	8,290	8,993
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2043	5,500	5,956
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2049	5,300	5,506
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2050	6,000	6,223
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2054	9,700	10,023
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.500%	7/1/2055	1,260	1,326
	Atlanta Georgia Urban Residential Finance Authority Local or Guaranteed Housing Revenue	3.150%	8/1/2044	835	841
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	1,335	1,341
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,550	1,560
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,300	1,310
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/2053	12,500	12,804
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2034	810	833
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	200	207
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	445	460
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	490	507
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	245	253
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,040	10,322
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	400	414
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	400	412
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	16,035	13,967
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	17,975	15,973
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	685	750
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	2,085	2,261
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	2,240	2,421
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.125%	4/1/2053	6,000	6,146
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/2053	6,020	6,446
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/2051	2,385	2,169
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2037	1,140	1,144
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2039	1,030	1,050
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	4,205	4,196
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	4,730	4,803
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	7,395	7,495
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,470	1,481
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	5.000%	6/1/2048	1,220	1,286
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.250%	10/1/2054	2,360	2,418
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/2050	5,000	4,397
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,050	4,058
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	3,540	2,869
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2054	3,000	2,820
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	9,470	7,464
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	6,000	5,294
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/2054	5,000	4,228
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/2054	5,750	5,431
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	1,925	2,189
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2039	30	31
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2048	1,490	1,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	5,300	5,452
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	6,710	6,917
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	2,965	2,751
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,275	1,312
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	1,024	1,028
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	780	809
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	3,750	4,149
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	2,730	3,018
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2043	2,420	2,457
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	1,735	1,762
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	6,035	6,327
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	5,735	5,861
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	23,000	24,353
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,270	1,348
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	22,840	24,278
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,095	2,245
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	23,160	24,808
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,035	22,740
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	34,985	37,502
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	36,455	39,437
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	8,960	9,675
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	6,225	6,704
[1]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	10,000	11,608
[1]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/2038	5,360	5,353
	Savannah Georgia Convention Center Authority Economic Development Revenue	5.250%	6/1/2061	1,250	1,233
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	1,315	1,322
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.125%	10/1/2039	1,635	1,443
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.250%	10/1/2049	4,940	3,829
					455,913
Guam (0.3%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/2034	390	429
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2035	265	293
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2036	685	752
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2040	525	566
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2043	1,250	1,309
	Guam Department of Education COP	4.250%	2/1/2030	1,380	1,397
	Guam Department of Education COP	5.000%	2/1/2040	6,280	6,375
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	250	272
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	255	275
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	345	375
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	250	269
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,281
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	305	325
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2050	7,250	7,450
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	1,000	1,041
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2035	4,350	4,654
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	4,150	4,357
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	695	708
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/2039	2,205	2,178
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	2,260	2,204
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	500	550
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	195	214
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	220	240
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	2,485	2,614
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	1,350	1,438
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,125	1,167
	Port Authority of Guam Port, Airport & Marina Revenue	5.000%	7/1/2035	720	740
					43,473
Hawaii (0.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,755	1,893
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	1,500	1,597
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	1,065	1,120
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	1,600	1,665
	Hawaii Airports System Port, Airport & Marina Revenue	5.250%	7/1/2051	2,500	2,598
	Hawaii Airports System Port, Airport & Marina Revenue	5.500%	7/1/2054	5,000	5,315
	Hawaii County HI GO	5.250%	9/1/2047	1,000	1,086
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/2039	6,765	6,157
					21,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Idaho (0.2%)
[1]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	1,247	1,267
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2038	1,335	1,344
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2040	1,445	1,438
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2046	2,150	1,950
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2051	3,100	2,712
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/2051	13,550	12,868
[4]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	1,435	1,545
[4]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	2,555	2,739
					25,863
Illinois (6.1%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	250	257
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,000	1,074
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,500	1,583
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,230	1,323
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,265	1,347
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	1,925	1,956
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	25,275	26,557
[8]	Chicago Board of Education GO	0.000%	12/1/2030	1,585	1,335
[8]	Chicago Board of Education GO	0.000%	12/1/2030	5,100	4,296
	Chicago Board of Education GO	5.000%	12/1/2030	2,055	2,110
[8]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	12,130
[8,9]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	2,015
	Chicago Board of Education GO	5.000%	12/1/2031	1,100	1,126
	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,529
[4]	Chicago Board of Education GO	5.000%	12/1/2034	1,250	1,298
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,018
	Chicago Board of Education GO	5.000%	12/1/2036	5,000	5,064
	Chicago Board of Education GO	5.000%	12/1/2036	3,395	3,438
	Chicago Board of Education GO	4.000%	12/1/2038	3,000	2,859
	Chicago Board of Education GO	5.000%	12/1/2038	4,970	4,990
	Chicago Board of Education GO	4.000%	12/1/2039	12,250	11,525
	Chicago Board of Education GO	4.000%	12/1/2040	1,250	1,157
	Chicago Board of Education GO	4.000%	12/1/2041	11,000	10,110
	Chicago Board of Education GO	5.000%	12/1/2041	3,790	3,777
	Chicago Board of Education GO	4.000%	12/1/2043	1,000	886
	Chicago Board of Education GO	6.000%	12/1/2043	5,500	5,820
	Chicago Board of Education GO	6.000%	12/1/2043	2,650	2,804
	Chicago Board of Education GO	6.000%	12/1/2044	7,675	8,061
	Chicago Board of Education GO	4.000%	12/1/2047	6,250	5,102
	Chicago Board of Education GO	5.000%	12/1/2047	3,880	3,645
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,236
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	28,252
	Chicago Board of Education GO	5.750%	12/1/2050	20,000	20,187
	Chicago Board of Education GO	6.250%	12/1/2050	48,835	51,683
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2050	4,500	4,729
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2055	5,000	5,223
	Chicago IL GO	0.000%	1/1/2031	4,915	4,161
	Chicago IL GO	5.000%	1/1/2033	3,920	4,134
	Chicago IL GO	5.000%	1/1/2034	10,130	10,922
	Chicago IL GO	4.000%	1/1/2038	12,994	12,362
[8]	Chicago IL GO	0.000%	1/1/2039	5,250	3,050
	Chicago IL GO	5.500%	1/1/2039	2,580	2,748
	Chicago IL GO	4.000%	1/1/2040	4,041	3,733
	Chicago IL GO	5.500%	1/1/2040	1,000	1,060
	Chicago IL GO	5.500%	1/1/2041	1,000	1,036
	Chicago IL GO	5.500%	1/1/2043	5,880	6,025
	Chicago IL GO	4.000%	1/1/2044	5,644	4,723
	Chicago IL GO	5.000%	1/1/2044	19,550	19,487
	Chicago IL GO	6.000%	1/1/2044	1,010	1,093
	Chicago IL GO	5.000%	1/1/2045	20,330	19,894
	Chicago IL GO	6.000%	1/1/2045	505	541
	Chicago IL GO	4.000%	1/1/2049	8,252	6,326
	Chicago IL GO	6.000%	1/1/2050	20,255	21,194
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2040	1,715	1,890
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	1,000	1,035
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,570	5,750
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	16,930	17,847
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,890	6,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2038	1,000	1,125
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	4,000	4,299
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2039	1,820	2,037
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2040	5,000	5,325
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2040	1,535	1,705
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	4,000	4,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	6,365	6,521
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	10,930	11,198
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	3,365	3,432
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2039	1,400	1,572
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2040	1,000	1,110
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2041	800	885
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	2,200	2,396
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	2,625	2,804
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,700	1,828
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	1,350	1,437
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2045	2,000	2,109
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2045	10,000	10,528
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/2053	4,845	4,457
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	9,000	9,341
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2060	40,085	41,611
[6]	Chicago Park District GO	5.000%	1/1/2037	1,240	1,326
[6]	Chicago Park District GO	5.000%	1/1/2040	1,880	1,986
	Chicago Park District GO	5.000%	1/1/2042	1,210	1,277
	Chicago Park District GO	5.000%	1/1/2044	1,210	1,254
	Chicago Park District GO	5.000%	1/1/2045	2,360	2,426
	Chicago Park District GO	5.000%	1/1/2045	1,600	1,658
	Chicago Park District GO	5.000%	1/1/2046	1,100	1,130
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,789
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	12,690	11,120
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	15,000	15,441
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	3,500	2,960
[6]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	6,120	5,322
	Cook County IL Local or Guaranteed Housing Revenue	6.500%	1/1/2045	1,000	1,015
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2036	1,000	955
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/2036	5,850	5,554
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,000	925
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	1,750	1,556
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2037	12,325	11,956
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2039	1,000	868
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2039	1,695	1,619
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2041	2,115	1,792
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2044	2,180	1,916
	Illinois Finance Authority College & University Revenue	5.250%	10/1/2052	2,385	2,328
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	470	472
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	4,555	4,566
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	2,425	2,428
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	2,250	1,558
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	4,459	134
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2037	3,780	3,771
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,100	1,108
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	6,500	6,523
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	6,795	6,758
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,340	1,472
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,108
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	4,105	3,986
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2047	10,000	9,190
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	1,055	1,019
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2048	4,000	3,343
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	9,540	8,479
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	9,910	6,863
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	3,500	2,981
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	2/2/2026	5,290	5,290
[10]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	2/2/2026	3,500	3,500
[1]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2049	1,100	1,043
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	12,000	12,484
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	3,000	3,121
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	5,032
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	5,032
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.125%	10/1/2036	4,500	4,566
	Illinois GO	4.000%	7/1/2037	8,010	8,062
	Illinois GO	4.000%	10/1/2037	1,000	1,003
	Illinois GO	4.000%	10/1/2038	5,000	4,973
	Illinois GO	4.000%	3/1/2039	1,550	1,533
	Illinois GO	5.250%	5/1/2039	4,990	5,438
	Illinois GO	5.500%	5/1/2039	1,500	1,612
	Illinois GO	4.000%	10/1/2039	2,475	2,434
	Illinois GO	5.250%	5/1/2040	5,805	6,272
	Illinois GO	3.000%	12/1/2040	2,500	2,112
	Illinois GO	5.250%	5/1/2041	6,850	7,334
	Illinois GO	4.000%	10/1/2041	2,000	1,929
	Illinois GO	4.000%	10/1/2041	1,340	1,293
	Illinois GO	5.500%	3/1/2042	3,000	3,250
	Illinois GO	5.250%	5/1/2042	6,565	6,996
	Illinois GO	4.000%	10/1/2042	2,675	2,552
	Illinois GO	5.250%	5/1/2043	4,425	4,679
	Illinois GO	5.250%	5/1/2043	4,300	4,613
	Illinois GO	5.250%	5/1/2045	5,060	5,324
	Illinois GO	5.750%	5/1/2045	7,095	7,500
	Illinois GO	4.250%	10/1/2045	4,250	4,000
	Illinois GO	5.250%	5/1/2047	2,915	3,027
	Illinois GO	5.500%	5/1/2047	10,415	10,939
	Illinois GO	5.250%	5/1/2048	5,000	5,172
	Illinois GO	5.000%	12/1/2048	10,000	10,184
	Illinois GO	5.250%	5/1/2049	3,500	3,616
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	16,212
	Illinois Sales Tax Revenue	5.000%	6/15/2043	15,000	15,997
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	4,000	3,810
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	3,605	3,758
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	10,555	11,369
[5]	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO, 5.000% coupon rate effective 4/15/2026	3.375%	12/1/2035	6,830	6,831
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2039	1,175	1,272
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	10,000	8,169
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	3,700	2,966
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	6,000	4,630
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	10,000	6,275
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	10,000	5,464
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2041	475	253
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	34,500	7,435
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2036	625	432
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2037	675	444
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	2,000	1,255
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	3,025	1,852
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	1,850	1,104
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	3,760	2,187
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	5,000	5,167
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	12,000	5,319
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	16,275	14,302
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	31,725	26,826
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2040	3,935	3,950
[6]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,800	3,349
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,940	4,450
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	12,925	13,048
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	12,990	13,280
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2042	5,000	4,952
[4]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/2058	5,350	5,680
[6]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2040	2,600	2,852
[6]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	13,330	11,389
					1,047,067
Indiana (0.7%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/2043	1,625	1,791
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	6,670	7,349
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	3,895	4,243
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,560	1,680
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2044	2,500	2,549
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	11,870	11,968
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	5.750%	5/15/2060	5,000	5,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/2054	5,000	5,207
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	6,065	6,925
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	5,195	5,768
[1,3]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/2039	8,500	425
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	1,200	1,204
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	900	869
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	3,940	3,963
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	500	552
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	600	647
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	667
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/2053	5,000	5,247
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/2053	3,500	3,639
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	6,850	7,159
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/2035	1,100	1,201
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/2036	1,450	1,603
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/2037	1,380	1,516
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	4,750	4,912
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.500%	1/1/2034	2,845	2,950
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.875%	1/1/2044	4,750	4,833
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	5.000%	1/1/2054	11,950	11,727
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	6,045	6,425
					112,085
Iowa (0.3%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,000	1,009
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2038	500	548
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2039	1,000	1,088
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2045	1,685	1,746
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	500	425
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	3,620	3,413
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	2,265	2,262
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	1,480	1,533
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,675	3,452
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.750%	10/1/2055	1,500	1,525
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.875%	10/1/2065	3,150	3,196
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Tamid Waterloo Project)	8.250%	1/1/2052	5,000	4,137
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2040	2,500	2,587
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,380	2,949
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,700	4,747
	Iowa Higher Education Loan Authority College & University Revenue (University of Dubuque Project)	6.000%	10/1/2055	2,500	2,614
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	6,200	5,235
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/2065	9,635	1,371
					43,837
Kansas (0.1%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,465
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,000	1,833
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	1,205	1,012
	Manhattan KS Health, Hospital, Nursing Home Revenue	5.500%	6/1/2060	2,000	2,000
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	895	943
[4]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2041	1,135	1,206
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,060	1,068
[6]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	1,595	1,666
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/2040	1,355	1,358
					12,551
Kentucky (1.7%)
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/2026	12,250	12,092
[6]	Fayette County KY School District GO	4.125%	6/1/2050	31,290	29,198
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/2032	9,300	9,376
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	7,475	7,499
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	8,500	8,527
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	12,000	11,289
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	12,000	11,289
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	9,095	9,127
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	5,000	5,039
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,615	1,623
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	24,750	25,940
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	42,280	44,989
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	33,115	35,080
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	9,390	9,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	5,805	6,274
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	16,455	17,728
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/2033	3,065	3,594
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	3,000	3,458
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2041	1,150	1,315
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2040	1,290	1,450
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,345	1,299
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2030	3,935	3,952
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,475	1,603
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	1,715	1,845
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,000	1,064
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/2052	11,265	11,005
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	1,025
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	1,000	1,040
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2054	15,605	16,138
					293,324
Louisiana (1.0%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,800	2,755
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,145	3,313
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,325	3,493
[7]	Freddie Mac Pool	3.650%	12/1/2037	3,470	3,332
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.500%	6/15/2038	1,000	1,008
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.625%	6/15/2048	4,490	4,343
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,340	1,468
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,108
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	625	629
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	4,525	4,532
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	5,250	5,312
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	4,045	4,113
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	2,165	2,171
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,915	4,991
[4]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2055	5,250	5,475
[4]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	8,200	8,477
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2037	385	426
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2038	250	275
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2039	275	301
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,815	1,920
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,265	2,388
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,545	18,128
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	4,000	4,185
	Louisiana Public Facilities Authority Highway Revenue	5.500%	9/1/2059	22,695	22,996
	Louisiana Public Facilities Authority Highway Revenue	5.750%	9/1/2064	39,805	41,012
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2040	6,000	6,593
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2041	8,500	9,261
[4]	Shreveport LA GO	5.000%	3/1/2049	1,000	1,027
[4]	Shreveport LA GO	5.000%	3/1/2054	1,495	1,525
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	500	511
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,045	1,063
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	775	779
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	630	611
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	1,065	1,019
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.500%	4/1/2055	4,250	4,448
					175,988
Maine (0.3%)
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2043	1,345	1,465
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2045	1,495	1,595
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,460
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,779
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	750	756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	2,000	1,750
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	4,058
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	4,500	4,166
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	10,725	9,490
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,280	2,549
[2]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	1,120	1,262
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,699
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,850	6,133
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,635	8,004
					53,166
Maryland (1.5%)
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/2039	650	601
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/2039	200	189
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/2046	750	648
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2045	2,100	1,845
[1]	Frederick County MD Tax Increment/Allocation Revenue	4.625%	7/1/2043	4,800	4,738
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	455	456
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,730	1,742
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,715	1,726
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,250	1,186
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2046	7,205	6,651
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/2028	400	400
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/2034	1,000	1,000
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/2039	1,000	1,000
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2034	5,000	4,830
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	2,125	2,213
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,150	2,298
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/2036	1,000	1,079
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2037	1,350	1,364
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2038	1,300	1,309
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2039	1,800	1,805
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2040	1,500	1,493
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2041	1,600	1,578
[4]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2041	1,775	1,976
[4]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2042	1,850	2,035
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2051	8,000	7,000
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	15,521
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2040	6,005	5,587
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2050	7,620	6,124
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.750%	7/1/2064	2,500	2,726
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2027	145	148
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2028	175	179
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2029	190	194
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2030	325	332
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2031	375	383
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2032	325	331
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2039	1,100	1,082
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2044	2,695	2,439
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2037	2,600	2,745
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2037	2,700	2,842
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2038	3,000	3,149
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2038	2,350	2,461
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2039	4,125	4,297
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2042	3,120	3,187
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2042	7,415	7,574
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/2042	2,500	2,204
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.500%	6/1/2047	2,250	2,253
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2051	1,000	840
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2055	1,250	1,029
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,100	1,116
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	545	577
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2036	5,030	5,126
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,250	1,259
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	250	249
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	8,585	7,750
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2048	2,485	2,493
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	1,500	1,288
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	10,000	10,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	4,000	4,062
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	3,500	3,644
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	3,360	3,404
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2054	25,000	25,919
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	10,285	10,808
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,695	3,923
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2056	3,835	3,958
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	7,050	8,036
[10]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	1,165	1,165
[1,11]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.820%	7/1/2041	14,890	14,890
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/2034	6,760	6,854
[12]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	2.950%	7/1/2055	2,000	1,374
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/2047	6,030	5,467
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2047	5,120	4,715
					247,173
Massachusetts (1.6%)
	Ashland MA GO	3.000%	8/1/2047	4,000	3,138
	Ashland MA GO	3.000%	8/1/2052	3,500	2,620
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	1,620	1,511
	Commonwealth of Massachusetts GO	3.000%	2/1/2038	10,000	9,660
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	20,000	20,626
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	7,830	8,090
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	14,670	15,188
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	19,390	20,157
	Lowell MA GO	2.000%	9/1/2040	1,460	1,097
	Lowell MA GO	2.000%	9/1/2041	1,440	1,060
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	8,805	9,335
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	5,000	5,314
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,250	2,165
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	560
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,500	3,975
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,449
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	2,450	2,195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	2,000	1,861
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	6,115	4,722
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,500	3,618
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	1,500	1,040
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2052	2,500	2,388
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	5,575	4,126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	950	948
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	994
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,050	1,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,100	1,078
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,200	1,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,175	1,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,100	1,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,340	2,670
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,643
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	500	506
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	825	930
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	415	464
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	400	444
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	9,360	9,236
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	155	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,295	2,002
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,085	989
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	8,635	7,508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	110	119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	130	139
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2045	1,405	1,543
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	3,000	2,358
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	1,830	1,893
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	520	454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	575	608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	4,000	3,344
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	6,470	6,784
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2049	10,170	10,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	8/15/2050	500	522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	6,695	5,972
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	10,260	10,781
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	10,000	9,992
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	920	885
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	785	745
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	535	571
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	1,070	1,081
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2043	8,170	7,818
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	7,185	6,527
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	3,000	2,646
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,000	1,014
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2034	565	582
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	1,255	1,256
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	1,020	885
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	2,500	2,611
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	1,250	1,305
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	3,675	3,838
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/2037	2,800	2,359
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/2038	7,590	7,612
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	4,000	4,031
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2036	965	868
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2055	5,000	5,659
	Massachusetts Port Authority Industrial Revenue (Bosfuel Project)	5.000%	7/1/2039	1,340	1,394
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,470	1,597
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	5,000	4,577
	Waltham MA GO	3.000%	8/15/2042	1,165	1,026
	Waltham MA GO	3.000%	8/15/2043	1,195	1,030
	Waltham MA GO	3.000%	8/15/2044	1,235	1,036
	Waltham MA GO	3.000%	8/15/2045	1,260	1,024
					281,000
Michigan (1.7%)
	Ann Arbor School District GO	5.000%	5/1/2045	10,000	10,534
	Bloomfield Hills School District GO	5.000%	5/1/2048	1,250	1,300
	Detroit MI GO	6.000%	5/1/2043	1,000	1,114
	Detroit MI GO	5.500%	4/1/2045	250	259
[7]	Freddie Mac Pool	3.350%	10/1/2038	4,910	4,712
[7]	Freddie Mac Pool	4.400%	10/1/2040	5,912	6,053
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	1,125	1,200
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,150	1,224
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2048	1,500	1,595
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,050	1,107
[13]	Howell Public Schools GO	5.000%	5/1/2044	560	600
[13]	Howell Public Schools GO	5.000%	5/1/2045	2,975	3,154
[1]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	8/15/2061	2,250	2,271
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	4,830	4,833
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	30	30
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	30	30
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	860	879
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	2,130	2,197
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2054	10,000	10,259
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2027	875	883
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2042	745	650
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2043	6,390	6,526
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	2,340	2,349
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,200	2,208
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,515	2,524
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	6,540	6,085
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	13,915	12,172
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	3,000	2,658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	3,000	2,650
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	11,005	11,268
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,000	2,025
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2040	20,345	21,074
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,500	4,733
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	4/15/2054	1,415	1,277
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	10,445	10,923
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,495	1,588
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,320	1,388
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	290	292
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	6,835	7,377
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	9,960	10,879
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	10,715	11,865
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,545	14,012
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	15,000	16,743
	Michigan State University College & University Revenue	5.000%	2/15/2055	2,500	2,606
[4]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/2038	10,000	10,037
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/2043	13,565	13,625
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Co. Exempt Facilities Project) PUT	3.875%	6/3/2030	15,115	14,804
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	1,600	1,700
	Northern Michigan University College & University Revenue	5.500%	6/1/2055	3,800	4,030
	Novi Community School District GO	5.000%	5/1/2038	1,000	1,078
[13]	Southfield Public Schools GO	5.250%	5/1/2050	750	791
[13]	Southfield Public Schools GO	5.250%	5/1/2055	1,880	1,971
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/2026	280	276
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2031	1,565	1,530
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2041	3,000	2,608
[6]	Trenton MI GO	5.000%	4/1/2050	3,260	3,353
[6]	Trenton MI GO	5.000%	4/1/2055	5,000	5,110
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	580	631
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2042	625	672
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2042	1,000	1,131
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2043	450	477
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2043	1,000	1,118
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2044	600	629
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2044	1,000	1,095
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2045	1,250	1,353
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.750%	12/1/2050	3,000	3,256
	Wayne State University College & University Revenue	5.000%	11/15/2043	4,000	4,115
					285,536
Minnesota (0.7%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/2034	1,045	1,046
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead at Anoka Inc. Project)	5.500%	11/1/2046	2,980	2,853
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/2039	300	308
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,305	1,149
[7]	Freddie Mac Pool	3.850%	1/1/2040	1,325	1,268
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	1,000	1,004
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2051	1,400	1,076
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2056	2,160	1,608
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2040	13,050	14,221
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2041	9,250	9,974
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/2047	4,150	4,265
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	3,500	3,730
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	2,080	2,192
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,670	1,744
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	14,045	14,698
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	9,080	9,348
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2036	1,175	1,181
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2038	850	853
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	625	626
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	525	529
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	566	568
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	1,205	819
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	755	756
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,860	1,995
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	870	942
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,525	1,668
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,580	4,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,805	6,587
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,880	3,281
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	14,155	14,412
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2054	5,000	5,077
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2048	2,285	1,993
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2053	1,615	1,369
[1,2]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro School Deaf Project)	6.375%	6/15/2061	1,700	1,697
	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Nova Classical Academy Project)	5.500%	9/1/2055	425	416
	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Nova Classical Academy Project)	5.625%	9/1/2065	1,485	1,454
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	2,010	1,863
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/2026	250	249
					122,858
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2040	1,000	1,099
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	900	977
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	1,000	1,073
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,075	1,140
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	1,345	1,411
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	1,250	1,297
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	2,895	2,996
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	7,525	7,738
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.200%	2/2/2026	19,850	19,850
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.400%	2/2/2026	5,040	5,040
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.400%	2/2/2026	5,000	5,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.250%	2/2/2026	12,295	12,295
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	4,500	3,804
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,049
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2035	2,000	2,132
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	1,245	1,285
					68,186
Missouri (0.8%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,290	2,272
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,820	1,851
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	3,160	3,181
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,166
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2035	1,485	1,503
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2037	4,155	4,181
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2050	1,935	1,674
[4]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2057	6,900	5,938
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	2,478	2,539
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	4,660	4,907
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	100	101
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/2027	80	79
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.000%	6/15/2040	3,000	3,032
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.500%	6/15/2045	5,000	4,954
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.750%	6/15/2055	5,000	4,867
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,290	2,320
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,630	1,717
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,556
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	6,035	6,412
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,065	890
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2052	12,500	11,052
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	35,000	30,010
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	12,560	10,765
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2035	1,065	1,066
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,445	1,446
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2043	1,030	1,114
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2042	1,250	1,375
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2044	1,700	1,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2046	1,850	1,927
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/2031	1,000	1,001
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/2037	2,700	2,701
[1]	Shrewsbury MO Tax Increment/Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/2036	3,105	3,070
	Springfield MO Public Utility COP	4.000%	11/1/2047	4,310	4,044
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,000	2,001
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	4,250	4,150
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/2036	1,400	1,302
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/2041	1,000	992
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2039	5,100	2,040
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2053	3,400	1,360
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,344
	St. Louis Missouri IDA Lease (Appropriation) Revenue (Ballpark Village Development Project)	3.875%	11/15/2029	860	832
	St. Louis Missouri IDA Tax Increment/Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/2036	1,785	1,780
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	2,390	2,456
					144,778
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	4,200	4,381
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,450	1,473
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	7,440	7,797
					13,651
Multiple States (0.1%)
[1,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,580	4,289
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	7,129	6,852
[7,11]	Freddie Mac Multifamily ML Certificates	4.604%	6/25/2042	1,405	1,415
[7,11]	Freddie Mac Multifamily ML Certificates	4.783%	7/25/2042	1,295	1,324
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/2036	9,676	9,654
[7]	Freddie Mac Pool	4.300%	8/1/2042	1,696	1,702
					25,236
Nebraska (0.8%)
	Boys Town NE Health, Hospital, Nursing Home Revenue (Boys Town Project)	5.000%	7/1/2046	8,240	8,543
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2032	5,000	5,530
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2037	475	531
[14]	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,210	40,546
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	7,685	8,082
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,900	10,635
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	2,540	2,713
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	3,495	3,524
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	9,700	8,930
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	5,000	5,238
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	14,490	15,363
[2]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2043	1,705	1,871
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	10,500	10,033
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	9,960	8,798
					130,337
Nevada (0.3%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	885	886
[6]	Clark County School District GO	3.000%	6/15/2041	3,470	3,018
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/2051	475	390
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	5,975	6,140
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/2040	660	612
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/2050	2,155	1,818
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/2047	550	548
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/2053	600	605
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/2049	940	944
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/2041	640	513
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2048	315	332
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2053	995	1,041
	Las Vegas Valley Water District GO	4.000%	6/1/2051	6,525	6,038
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/2034	515	516
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/2039	685	686
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/2043	700	682
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2047	1,560	1,583
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/2049	1,105	1,019
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/2052	1,750	1,789
[1]	Reno NV Sales Tax Revenue TRAN	0.000%	7/1/2058	15,000	2,321
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2051	3,250	3,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	3,000	3,083
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	5,000	5,139
					42,920
New Hampshire (1.4%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	7,359	7,384
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	1,700	1,870
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,500	2,672
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,250	2,405
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	4,655	4,812
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,300	1,326
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	2,785	2,939
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	6,745	7,022
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	670	547
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	7,000	6,292
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	27,225	28,085
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2049	665	668
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	8,000	7,877
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.625%	7/1/2046	1,000	1,003
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.750%	7/1/2054	2,000	2,001
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	10,531	10,527
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	3,000	1,880
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	14,831	14,836
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.950%	12/1/2031	765	767
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	6.000%	12/1/2031	1,125	1,128
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.875%	12/1/2032	715	717
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	6,524	6,523
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,644	1,646
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	1,957	1,182
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	2,473	2,476
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	13,747	14,109
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	3,063
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	8,727	8,512
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	11,856	11,574
[11]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	7,653	7,644
[11]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	1,291	1,224
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.946%	2/20/2041	7,730	7,835
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	5,283	5,357
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.162%	10/1/2051	7,331	7,391
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,510	2,643
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	3,091	3,091
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,470	4,754
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	6.000%	11/1/2055	12,000	11,282
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	504
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,252
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,270
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	945
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,050	851
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	12,000	11,243
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	20,629
					243,758
New Jersey (1.9%)
	Atlantic City NJ GO	5.000%	12/1/2026	365	364
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2038	5,185	5,523
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	2,120	2,123
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/2039	2,000	2,000
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	2,000	1,928
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/2043	4,925	4,931
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	500	504
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,150	1,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	500	501
[1]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2040	2,922	2,063
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	2,870	2,582
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	3,500	3,298
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2048	7,000	6,700
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2050	1,175	1,086
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Co. Project)	4.000%	8/1/2059	4,200	3,588
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	2,080	2,189
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2046	4,100	3,637
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	1,000	765
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,095
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,000	3,260
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,000	3,237
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	16,240	13,855
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2030	6,060	5,926
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2031	6,685	6,548
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2033	7,580	7,425
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/2040	3,455	3,284
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	3,235	3,239
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	3,025	3,156
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	2,035	2,051
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,090	1,096
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,700	3,756
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	6,165	6,306
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	793
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	8,285	8,411
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	950	1,008
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,095	1,185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	2,660	2,888
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	2,090	2,247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	16,125	15,294
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	10,400	10,882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,120	19,313
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	6,685	7,029
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2040	21,000	21,222
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	7,431
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	4,000	4,468
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	20,465	22,408
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,035	3,814
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,880	4,100
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,780	1,647
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	9,150	9,606
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,250	948
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	5,000	3,132
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	14,875	8,806
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,590	1,060
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,300	1,459
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	1,015	1,099
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	17,485	18,355
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	8,525	9,052
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	3,190	3,516
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,550	11,884
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	8,485	7,610
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,300	1,341
					325,380
New Mexico (0.1%)
	New Mexico Educational Assistance Foundation Student Loan Revenue	5.000%	9/1/2028	1,525	1,585
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	18,530	19,761
					21,346
New York (12.0%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,585	3,753
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	4,745	5,012
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	4,000	4,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	3,810	3,867
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	1,000	763
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	1,000	931
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	2,500	2,512
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	2,250	2,220
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2062	2,000	1,968
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	3,095	2,719
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	2,840	2,086
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.750%	6/15/2060	3,150	3,142
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/2043	525	529
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/2063	3,250	3,171
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2028	4,035	4,038
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2031	4,425	4,428
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2050	4,000	4,152
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2055	3,000	3,090
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/2051	7,000	6,541
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	1,380	1,412
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	7,070	7,073
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	4,875	4,289
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	3,035	2,726
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	11,965	10,733
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,640	2,749
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	3,000	3,192
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,100	3,751
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	6,385	5,838
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	6,000	5,405
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	4,000	2,956
[7]	Freddie Mac Pool	4.300%	1/1/2041	4,271	4,310
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	4,105	4,190
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	6,305	6,534
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2033	955	976
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2035	850	866
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2036	670	681
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,000	3,044
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	8,180	8,254
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2050	7,500	7,754
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	2,735	2,464
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,000	2,063
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	7,740	7,970
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	5,530	4,934
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2056	7,345	7,378
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	11,185	11,027
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,915	13,718
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	6,000	5,800
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,230	15,689
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	6,030	6,494
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	7,365	6,957
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,495	5,191
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	8,500	8,869
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	6,170	6,696
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	4,000	3,698
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	2,230	2,352
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	17,675	16,011
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	8,760	7,932
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,000	1,850
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,345	4,620
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,820	4,987
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	10,282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,205	2,273
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	3,500	3,068
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,500	9,121
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,965	9,932
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5,000	4,351
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,095	5,266
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	16,620	17,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	9,000	7,795
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,000	4,299
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	6,640	5,647
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,710	2,818
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Highland Hospital of Rochester Project)	3.000%	7/1/2050	5,000	3,655
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2038	1,740	1,734
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2039	3,010	2,968
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	11,165	9,625
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,500	1,506
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	6,500	5,822
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	210	217
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	5,000	5,002
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,000	1,017
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	10,970	11,083
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	2,960	2,968
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	4,130	4,142
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	625	592
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	5,000	3,794
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	3,000	2,482
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,500	2,305
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	8,250	6,088
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	9,020	6,474
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	9,455
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	5,000	4,790
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,130	5,194
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	3,500	2,909
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,075	2,308
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,450	2,566
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	3,840	3,511
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,542
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	6,090	6,395
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	25,870	26,715
[2]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	9,000	9,290
[2]	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	12,500	13,200
[2]	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	7,860	8,495
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.350%	2/2/2026	14,000	14,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,654
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,464
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	3,295	3,670
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,115	2,206
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,935	5,130
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	7,740	8,007
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	9,525	8,443
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	18,435	18,886
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,545	3,681
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	4,000	4,053
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	7,800	8,436
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,850	2,971
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	5,000	5,225
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2047	5,000	5,364
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	1,055	1,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	1,685	1,258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	1,805	1,903
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,250	939
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	7,150	6,527
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,460	4,120
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	2,500	2,651
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	1,685	1,532
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	5,985	6,153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	9,180	9,448
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	5,625	5,877
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	1,850	1,990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	5,000	5,146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	7,750	5,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	4,000	3,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,925	1,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	6,000	5,417
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2052	5,655	5,783
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	5,755	6,039
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	15,275	15,908
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,175	4,421
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	3,000	3,205
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	3,395	3,548
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	6,750	6,750
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	5,900	5,900
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,500	1,891
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	5,000	2,546
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2045	5,000	1,885
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	11,175	11,909
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	4,265	3,595
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	3,925	2,942
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,730	4,225
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,665	1,324
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	6,855	6,497
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	10,880	10,255
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,520	25,810
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,480	1,286
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	8,970	6,848
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	7,500	6,030
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	20,820	15,530
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,855	7,086
[6]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,500	6,902
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	4/1/2033	710	737
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	10/1/2033	1,460	1,516
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	4/1/2034	755	787
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2034	1,555	1,617
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2035	810	847
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2035	830	864
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2036	475	485
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2036	585	595
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	3,770	3,927
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	850	851
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	1,655	1,854
	New York NY GO	5.000%	8/1/2037	1,850	1,869
	New York NY GO	4.000%	3/1/2040	7,000	7,121
	New York NY GO	5.000%	4/1/2043	6,720	6,880
	New York NY GO	5.000%	3/1/2044	5,500	5,610
	New York NY GO	5.000%	4/1/2045	3,625	3,689
	New York NY GO	4.000%	9/1/2046	2,400	2,225
	New York NY GO	4.000%	3/1/2047	5,000	4,553
	New York NY GO	5.250%	2/1/2050	2,140	2,250
	New York NY GO	4.000%	3/1/2050	9,315	8,334
	New York NY GO	5.500%	8/1/2050	4,295	4,621
	New York NY GO	4.000%	9/1/2052	5,000	4,435
	New York NY GO	5.250%	2/1/2053	10,670	11,179
	New York NY GO	5.250%	8/1/2053	3,240	3,401
	New York NY GO	5.250%	4/1/2054	7,560	7,873
	New York NY GO	5.000%	8/1/2054	5,735	5,879
	New York NY GO	5.250%	10/1/2055	11,670	12,215
	New York NY GO VRDO	3.200%	2/2/2026	1,720	1,720
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	5,000	4,458
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,623
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,114
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,000	1,106
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	200	185
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	6,700	7,944
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	200	172
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	3,972
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	3,000	3,356
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	1,000	1,103
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	4,910	5,064
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,500	3,569
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	2,365	2,601
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	6,725	5,635
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	3,915	3,971
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	1,235	1,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	19,590	20,639
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	11,275	11,552
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,895	1,962
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,900	1,961
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	3,250	3,103
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,135	1,227
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,100	1,172
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,260	1,342
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	2,000	1,839
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,000	1,038
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2049	5,735	5,780
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	26,040	26,006
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,990	3,384
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	7,340	6,436
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	18,570	19,729
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	5,000	4,473
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	12,470	10,669
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	1,150	1,266
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,265	1,374
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,230	1,321
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	8,930	8,209
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	912
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	7,422
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	7,365
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	1,415	1,498
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	2,450	2,625
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,145	7,551
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2042	2,890	2,473
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	10,250	9,417
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	2,039	1,816
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2041	1,602	1,399
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	12,150	12,367
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	3,500	3,615
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,000	10,402
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	13,575	14,037
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	2,580	2,362
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	12,175	12,548
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,125	2,095
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	7,500	7,503
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,012
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	755	758
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	910	915
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	1,180	1,259
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2047	2,325	2,461
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	4,125	3,048
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	14,725	13,028
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	5,275	4,641
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	1,070	1,128
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,000	5,156
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	1,195	1,097
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	2,500	2,576
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	2,875	2,151
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	5,095	3,743
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	2,000	1,812
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2059	5,000	4,421
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/2026	980	976
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/2031	2,150	2,236
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/2031	1,250	1,129
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2033	8,610	8,890
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2034	5,000	5,156
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2034	1,265	1,284
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2035	10,100	10,723
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/2036	2,000	1,998
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2040	10,000	10,294
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2041	5,005	4,827
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/2045	4,700	4,445
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2046	775	686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/2053	19,300	16,332
[4]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,025	998
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/2035	7,490	8,288
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2038	2,000	2,161
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2039	1,000	1,076
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/2040	21,000	22,295
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2040	1,850	1,986
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2040	875	934
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2041	2,500	2,672
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2041	850	904
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2041	1,400	1,588
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2041	2,060	2,013
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2042	2,400	2,694
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2043	2,000	2,094
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2044	5,000	5,189
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2044	2,875	3,159
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2049	8,000	8,086
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2054	23,500	24,426
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	12/31/2054	10,000	10,160
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2055	13,030	13,809
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2059	40,495	42,746
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2060	55,000	55,679
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/2060	41,580	41,999
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2034	6,000	6,590
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2035	4,945	5,391
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	635	673
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	5,500	5,952
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	7,500	8,063
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,440	4,749
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	3,945	4,218
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	680	673
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	480	468
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	1,720	1,708
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2040	2,500	2,640
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	500	484
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	500	473
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2042	2,500	2,613
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	4,455	3,714
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,722
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	705	766
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	1,625	1,668
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2036	2,000	2,236
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,250	3,311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	2,000	2,031
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,650	2,937
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,750	1,917
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,000	4,385
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2038	2,510	2,762
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	3,000	3,265
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	2,400	2,620
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/2052	13,750	14,439
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,073
[4]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	2,300	2,577
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2047	1,240	1,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	640	675
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,004
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.000%	12/1/2034	4,000	4,148
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	6.000%	12/1/2053	9,000	9,177
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	2,000	1,671
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	3,750	3,387
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2030	2,750	2,220
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2031	1,000	794
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2032	2,370	1,855
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	550	558
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	500	502
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	2,000	2,118
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	15,470	16,295
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	2,495	2,698
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	4,175	4,416
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,335	11,834
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	4,345	4,608
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	3,500	2,572
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,250	2,048
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	10,995	10,086
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,228
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	5,000	5,138
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	15,730	16,474
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	7,160	7,535
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	24,675	26,217
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	8,000	7,381
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	5,000	5,174
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,551
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	27,500	28,632
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,970	13,409
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,336
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	1,940	1,920
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	10,505	10,646
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	2,225	2,237
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/2046	8,195	8,533
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	1,010	871
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,121
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	5,960	5,982
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	15,000	16,738
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	10,430	8,650
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	10,500	9,463
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	942	906
[2,4]	Yonkers NY GO	5.000%	2/1/2042	170	186
[2,4]	Yonkers NY GO	5.000%	2/1/2042	200	219
[2,4]	Yonkers NY GO	5.000%	2/1/2043	330	357
[2,4]	Yonkers NY GO	5.000%	2/1/2043	250	271
[2,4]	Yonkers NY GO	5.000%	2/1/2044	250	268
[2,4]	Yonkers NY GO	5.000%	2/1/2044	225	241
					2,040,725
North Carolina (0.6%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2046	1,000	771
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	3,310	3,400
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	700	773
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,400	1,536
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2039	1,800	1,964
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,500	2,640
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,940	2,029
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,653
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	1,000	1,055
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,565	1,575
[4]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2039	1,395	1,530
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,472	2,518
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,830
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	7/1/2042	15,150	15,314
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	1,645	1,659
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,185	4,495
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,090	2,406
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,680	1,684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,510	2,884
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,025	1,057
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2054	1,765	1,757
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2026	930	936
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2030	3,000	3,020
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	12,000	12,273
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	805	810
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2046	9,250	7,313
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	3,525	2,600
					98,482
North Dakota (0.2%)
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	2,000	1,512
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	6,323
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	1,210	988
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	3,085	2,607
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2053	13,225	13,338
	Horace ND GO	4.750%	5/1/2044	750	752
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	1,160	1,289
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,705	4,705
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	5,879
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	4,500	4,002
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2053	1,050	899
					42,294
Ohio (1.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	200	214
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,100	1,178
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	200	214
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	740	792
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,000	2,142
[6]	Brunswick City School District GO	5.500%	12/1/2060	3,910	4,121
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,050
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,400	1,385
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,425	7,235
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	37,500	32,291
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	71,515	58,816
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2047	3,195	3,049
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	2,500	2,351
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,700	5,812
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,424	7,663
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,610
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,583
[1]	Cleveland-Cuyahoga County Port Authority Tax Increment/Allocation Revenue (Flats East Bank Project)	4.000%	12/1/2055	2,145	1,635
	Columbus City School District GO	5.000%	12/1/2042	3,000	3,029
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,263
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	2,735	2,722
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	5.000%	12/1/2035	3,515	3,747
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	3,800	3,851
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2042	3,000	3,243
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2043	3,000	3,208
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2044	4,000	4,230
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,093
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.500%	1/1/2055	13,200	13,800
[1]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Silver Birch of Columbus Project)	6.050%	1/1/2046	2,375	2,391
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2035	500	533
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2036	450	477
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2037	435	460
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2038	700	737
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2039	705	740
[4]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2054	2,330	2,427
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2040	4,000	4,078
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,785	2,735
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	4,420	4,619
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	8,700	8,043
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2032	1,795	1,806
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2036	2,025	1,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,100
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,445	2,643
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,050	3,145
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	5,000	4,126
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	2,745	2,804
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2037	1,000	1,009
	Kenton City School District GO	4.000%	11/1/2058	4,655	4,215
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	1,795	1,910
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,300	1,308
	Miami University OH College & University Revenue	5.000%	9/1/2041	5,000	5,038
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,000	1,077
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	750	817
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,079
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	800	861
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,000	1,079
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	7,600	7,248
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	3,450	2,964
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	5,840	5,413
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	4,975	3,502
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,145	1,880
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,665	2,367
[2]	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	1,100	1,102
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	3,440	3,468
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,254
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,490	1,391
[6]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	2,445	1,975
	Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/2028	1,895	1,896
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,500	2,033
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	6,000	4,666
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2050	1,630	1,288
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	11/1/2049	1,045	791
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2043	1,710	1,730
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	3,245	3,124
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,370	8,160
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	5,040	5,608
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Holland Project)	6.300%	1/1/2045	2,570	2,619
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	2,015	2,331
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Silver Birch of Mason Project)	6.100%	1/1/2046	1,110	1,121
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,570	1,580
	Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,517
[4]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2060	2,020	2,058
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,855	2,893
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/2026	3,680	3,662
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,950	2,048
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,695	2,861
					325,054
Oklahoma (0.3%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,000	895
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,900	1,659
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	853
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	3.250%	9/1/2039	555	384
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	4,895	4,074
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	11,926	6,463
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	1,085	1,104
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2044	1,000	1,010
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2051	4,465	4,747
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	3,555	3,965
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	1,965	1,981
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	540	551
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	408
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2031	1,870	1,909
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2032	500	510
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2035	8,815	10,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2040	4,500	5,057
					45,804
Oregon (0.8%)
	Forest Grove OR College & University Revenue	4.000%	5/1/2040	1,590	1,465
	Gilliam County OR Resource Recovery Revenue (Waste Management Inc.) PUT	4.250%	7/2/2029	8,750	9,041
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	5,305	4,595
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2045	1,000	1,082
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2049	1,000	1,058
	Oregon (Article Xi-Q State Project) GO	5.250%	5/1/2050	4,000	4,296
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2044	1,350	1,474
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2040	405	405
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,130	1,142
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,285	1,293
[1]	Oregon State Facilities Authority Charter School Aid Revenue	5.625%	6/15/2055	810	801
[1]	Oregon State Facilities Authority Charter School Aid Revenue	6.000%	6/15/2065	1,225	1,241
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	7,500	5,924
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	4,375	4,504
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	4,010	3,490
[10]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	4,300	4,300
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	6,345	6,508
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	16,595	16,784
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	2,000	2,207
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	4,050	4,441
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2047	30,000	27,042
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/2048	5,000	5,268
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	2,000	2,065
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2049	30	32
	Redmond OR (Airport Expansion Projects) GO	5.500%	6/1/2052	5,000	5,273
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2047	1,625	1,604
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2052	2,355	2,276
[6]	University of Oregon College & University Revenue	3.500%	4/1/2052	8,370	6,804
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	1,360	1,469
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2045	9,025	3,351
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	2,885	2,585
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2056	2,945	2,499
					136,319
Pennsylvania (5.1%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,547
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2036	5,700	5,775
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2037	5,750	5,801
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2041	5,255	5,183
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	3,140	3,178
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	7,016
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	4,685	4,703
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	520	551
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	8,069
[1]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	3,415	3,112
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Revenue (City Center Project)	6.000%	5/1/2042	1,500	1,645
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	6.000%	5/1/2042	2,500	2,567
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,125	5,328
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.250%	5/1/2042	1,000	1,018
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	7,165	7,535
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,250	1,292
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	5,100	5,241
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/2029	555	545
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,680	1,612
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,515	1,274
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2040	1,000	893
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2041	500	433
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2042	1,500	1,416
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	2,500	2,234
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	2,000	1,728
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	5,260	3,798
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	4,835	4,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	7,065	5,868
	Bucks County IDA Local or Guaranteed Housing Revenue (Housing New Hope Manor Project)	4.000%	3/1/2041	2,630	2,619
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	12,000	10,320
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	605	534
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/2051	1,400	887
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.000%	12/1/2051	4,105	3,154
[1]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	1,005	820
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,695	5,113
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	100	100
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/2038	925	932
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/2048	660	644
[6]	Coatesville School District GO	0.000%	10/1/2033	775	578
[6]	Coatesville School District GO	0.000%	10/1/2037	2,050	1,256
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	8,250	8,634
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	4,625	4,623
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	13,000	11,207
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2056	3,805	3,833
[6]	Cumberland Valley School District GO	5.000%	12/1/2053	1,350	1,389
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,775	2,454
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	4,415	2,870
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	1,200	1,159
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,015	1,082
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	2,000	2,213
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	3,360	3,115
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	650	656
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	375	379
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/2029	295	308
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2029	465	501
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	3,000	2,260
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,500	4,096
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2029	105	107
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2039	385	386
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	1,400	1,276
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2049	1,600	1,443
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	2,950	2,579
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2045	5,555	5,597
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	18,050	15,821
[6]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	908
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	4,000	3,892
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2035	235	267
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	3,000	2,724
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,989
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	11,135	9,087
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	10,330	10,329
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	10,515	9,082
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2040	1,000	993
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	2,505	2,460
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,765	3,844
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,800	2,844
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	5,000	4,225
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	2,035
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2039	2,545	2,530
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	8,160	7,052
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	5,000	5,002
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/2050	10,120	9,672
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,549
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	1,700	1,461
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	1,600	1,584
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	15,100	14,696
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	10,000	8,743
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	765	765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2037	5,350	5,951
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2038	3,350	3,689
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2041	5,500	5,951
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/2048	8,000	8,392
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.250%	6/30/2053	10,000	10,101
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/2061	21,500	22,736
[4]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/2062	5,000	5,230
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2037	1,070	1,149
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2039	1,190	1,243
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2041	1,315	1,341
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,005
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,000	5,025
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	500	509
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	5,000	4,810
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	5,500	5,284
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	2,765	2,916
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,875	2,702
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,885	1,951
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	12,865	11,569
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	4,900	3,612
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,970	2,609
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	6,880	6,992
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	11,935	10,400
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	12,730	11,008
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	3,630	3,127
[1]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	5.450%	3/27/2035	2,000	2,183
[2]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.400%	5/1/2026	4,000	4,000
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2029	1,550	1,634
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	425	452
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	2,365	2,516
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/2041	2,560	2,375
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/2042	1,860	1,706
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,670	4,461
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	10,400	9,625
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	9,510	8,574
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	10,975	11,039
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	15,300	15,973
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	4,010	4,332
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/2039	1,005	1,005
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,575	2,737
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,120	4,491
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	4,545	4,945
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	3,810	4,204
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	5,812	6,446
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,875	5,623
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	5,000	5,049
	Pennsylvania State University College & University Revenue	5.000%	9/1/2048	3,000	3,058
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	2,035	2,209
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	8,110	8,623
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	6,575	7,320
	Pennsylvania Turnpike Commission Highway Revenue	5.125%	12/1/2039	8,300	8,793
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,815	5,338
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,885	4,259
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,837
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	10,170	9,401
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,500	2,311
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	3,265	3,273
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2046	21,000	21,284
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,495	1,581
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	10,000	10,383
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	8,975	8,093
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,000	2,160
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,155	2,320
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	8,525	7,648
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	8,475	7,662
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	11,755	10,546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	5,934
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	2,890	3,046
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	4,145	4,356
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	1,520	1,545
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,000	1,999
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2039	2,760	2,740
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	3,230	2,907
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	1,600	1,600
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2050	1,750	1,572
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	950	854
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	640	498
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	700	526
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	815	817
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,500	1,381
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,000	2,031
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,625	1,646
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	3,000	2,665
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	1,190	1,320
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,845	3,962
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	4,180	4,271
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	10,000	10,341
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	14,000	12,880
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.750%	6/1/2050	1,000	1,006
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	2,800	2,834
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,550	1,561
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	1,695	1,685
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2051	5,000	5,266
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	9,000	9,646
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,500	1,559
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	20,935	22,189
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	2,015	2,149
[1]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,000	2,047
	School District of Philadelphia GO	5.250%	9/1/2042	14,860	16,252
	School District of Philadelphia GO	5.250%	9/1/2042	2,540	2,778
	School District of Philadelphia GO	5.500%	9/1/2048	5,410	5,717
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	1,000	1,013
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,500	1,515
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,000	979
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	35,000	35,006
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,600	1,368
					864,465
Puerto Rico (2.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	22,558	23,066
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	26,261	27,901
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	36,025	39,770
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	27,150	19,871
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	44,561	45,036
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	31,241	31,372
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	7,875	7,739
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	16,693	15,671
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,045	1,081
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	5,095	5,332
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	2,280	2,412
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	4,540	4,770
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,600	2,732
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,875	10,426
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	8,950	9,276
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	11,150	11,621
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	5,180	4,924
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,500	2,377
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,560	10,039
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	250	221
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	3,230	2,860
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	425	455
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	140	138
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	49
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	126
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	150	137
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	19,238	17,204
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	8,900	7,369
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	6,468	4,946
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.500%	7/1/2034	560	560
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	112,306	111,626
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	13,254	13,174
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,753	1,742
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	3,521	3,245
					439,693
Rhode Island (0.2%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2040	1,100	1,235
[4]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2044	1,000	1,073
[2]	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,465	1,610
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	11,445	11,515
[2]	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/15/2056	2,660	2,764
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	2,235	2,529
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2028	800	843
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2030	1,900	2,035
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/2039	3,255	2,918
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,530	4,548
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,000	4,016
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,920	1,902
					36,988
South Carolina (1.9%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/2049	1,500	1,309
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2049	4,000	4,133
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	2,525	2,593
[1]	Goose Creek SC Special Assessment Revenue	5.500%	10/1/2055	2,000	2,005
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,820
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2044	6,000	6,258
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	6,945	7,500
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	4,890	5,260
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	3,750	3,500
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2051	3,050	2,746
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2064	23,730	24,118
	Saluda County SC School District No. 1 GO	4.000%	3/1/2049	2,015	1,894
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	6,000	6,021
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2046	7,475	5,486
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2056	6,600	4,447
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.500%	9/1/2045	1,310	1,333
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	1,165	1,175
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	1,900	1,925
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	2,515	2,518
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,960	5,755
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,155	1,284
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	6,325	6,882
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	4,665	5,025
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	1,305	1,416
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/2044	4,450	4,612
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	7,500	6,905
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/2048	5,250	5,018
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	2,840	2,609
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,940	3,139
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2050	10,000	10,643
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2053	12,500	12,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	14,135	14,874
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	11/15/2054	14,250	14,488
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.750%	12/1/2060	3,000	2,984
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	10,500	9,274
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	1,170	1,207
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	2,445	2,470
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	15	16
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2033	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	15	15
[6]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5	5
[6]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	40	40
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	45	49
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	2,245	2,411
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2046	8,860	8,062
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,295	3,423
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	3,500	3,181
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2049	3,505	3,148
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,855	6,016
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	6,050	5,386
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	26,700	23,729
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	3,340	3,049
[6]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	405	370
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	10,550	10,929
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	555	589
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	4,100	3,584
[6]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	5,000	4,518
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	85	84
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/2035	295	285
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/2035	25	25
	South Carolina Public Service Authority Nuclear Revenue	3.000%	12/1/2036	50	46
	South Carolina Public Service Authority Nuclear Revenue	3.625%	12/1/2037	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	280	282
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	45	46
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/2040	100	91
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2048	5,680	5,855
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	4,375	4,575
[4]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	3,435	3,544
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	9,370	9,518
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	7,325	8,364
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	720	725
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,435	2,453
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	3,015	3,362
					315,398
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/2056	3,040	2,385
	Lincoln County SD College & University Revenue	4.000%	8/1/2061	2,650	2,029
[2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	450	494
[2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	500	543
[2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	450	482
[2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	680	720
[2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	570	597
[2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	570	591
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	11,275	10,350
[2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2051	7,500	7,807
[2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2056	13,000	13,471
[2]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,425	1,628
					41,097
Tennessee (1.3%)
	Blount County Tennessee Public Building Authority Intergovernmental Agreement Revenue VRDO	3.250%	2/2/2026	20,750	20,750
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	2,560	2,645
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2054	15,955	16,320
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	6,655	6,817
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/2054	6,700	7,027
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,000	2,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,333
[6]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,275	1,340
[6]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,840	1,926
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	6,540	5,924
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,995	2,008
[4]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2049	2,515	2,620
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	1,210	1,244
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2039	2,400	2,418
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	3,350	3,451
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2048	1,800	1,682
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	5,350	5,472
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	2,450	2,301
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	4.000%	5/1/2046	2,590	2,320
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Stone Bridge Lofts Project) PUT	3.350%	4/1/2026	1,350	1,350
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.350%	12/1/2026	1,545	1,547
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	640	643
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,585	2,608
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/2043	3,110	1,350
[2]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,250	2,448
[2]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	7,750	8,317
[2]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	9,250	9,813
[2]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	7,190	7,537
[2]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	3,250	3,379
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/2052	9,000	9,412
[2]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/2056	12,250	13,013
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	1,945	1,957
	Pigeon Forge TN GO	4.000%	6/1/2052	1,295	1,182
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,250	1,372
[1]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.250%	6/1/2056	2,105	2,026
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	15,420	16,739
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	10,995	11,664
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	3,680	3,937
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,060	2,082
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	12,520	13,485
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	4,620	5,022
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	3,110	3,338
					216,838
Texas (6.8%)
	Amarillo TX Drainage Utility Water Revenue	4.000%	8/15/2045	1,420	1,353
[1,3]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/2045	2,500	50
[3]	Angelina & Neches River Authority Revenue (Jefferson Enterprise Energy LLC Project)	7.500%	12/1/2045	1,450	29
[15]	Anna Independent School District GO	4.000%	8/15/2050	2,165	2,004
[1]	Anna TX Special Assessment Revenue	4.250%	9/1/2041	950	868
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	3,955	4,382
[1]	Anna TX Special Assessment Revenue	4.250%	9/15/2051	260	220
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/2052	6,000	6,557
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/2056	2,500	1,798
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/2062	3,560	3,552
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.875%	6/15/2065	5,370	5,430
[1]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	605	599
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/2053	1,249	1,259
[1]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	1,100	1,087
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,150	1,165
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2028	1,200	1,211
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2029	1,175	1,186
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	1,025	1,034
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2031	1,200	1,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	1,750	1,930
[2]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	7,165	8,066
[2]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	6,975	7,760
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	2,500	2,755
[1]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	1,223	1,199
[1]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	3,900	3,829
[1]	Caddo Mills TX Special Assessment Revenue	6.350%	9/15/2055	4,140	4,218
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	1,890	1,890
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	550	550
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/2042	1,038	850
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/2051	4,360	3,468
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/2053	1,718	1,719
[1]	Celina TX Special Assessment Revenue	5.625%	9/1/2055	600	591
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	3,000	2,428
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,500	1,554
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	20,755	19,709
[6]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	4,740	3,685
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	1,000	897
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	4,400	3,898
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	2,180	2,436
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,675	1,852
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	1,930	2,111
	Colony TX GO	4.000%	8/15/2043	3,060	3,067
[2,15]	Conroe Independent School District GO	5.000%	2/15/2047	3,250	3,444
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/2031	435	399
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/2031	200	201
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/2031	300	304
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2041	1,925	1,834
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/2041	1,000	979
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/2051	750	705
[1]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	595	588
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2043	10,000	10,834
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2044	16,000	17,156
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2045	16,500	17,504
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.500%	11/1/2050	21,000	22,179
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,275	1,294
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2050	3,875	4,055
	Dallas TX GO	4.000%	2/15/2040	6,250	6,332
	Dallas TX GO	4.000%	2/15/2041	3,125	3,132
[1]	Decatur TX Special Assessment Revenue	5.750%	9/15/2055	1,100	1,104
[1]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	1,240	1,277
[1]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	2,115	2,169
[1]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	3,353	3,447
[1]	Dorchester TX Special Assessment Revenue	6.000%	9/15/2044	1,000	980
[1]	Dorchester TX Special Assessment Revenue	6.250%	9/15/2054	1,470	1,403
[4]	El Paso County Hospital District GO	5.000%	8/15/2042	2,600	2,799
[4]	El Paso County Hospital District GO	5.000%	8/15/2043	1,500	1,596
[4]	El Paso County Hospital District GO	5.500%	2/15/2055	5,935	6,264
[6]	El Paso County Hospital District Health, Hospital, Nursing Home Revenue	4.125%	2/15/2049	1,000	920
[1]	Fate TX Special Assessment Revenue	5.375%	8/15/2044	548	549
[1]	Fate TX Special Assessment Revenue	5.750%	8/15/2054	1,121	1,124
	Forney Independent School District GO	0.000%	8/15/2037	325	204
	Forney Independent School District GO	0.000%	8/15/2038	1,400	833
[15]	Frisco Independent School District GO	5.000%	8/15/2046	20,000	20,101
	FW Chaparral PFC Local or Guaranteed Housing Revenue (Chaparral Ranch Project)	4.000%	10/1/2035	2,800	2,807
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	450	476
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	750	805
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	1,500	1,626
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2038	925	1,001
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2039	750	807
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2040	900	978
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2041	1,200	1,295
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2042	1,350	1,446
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2043	900	955
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2044	850	895
[15]	Georgetown Independent School District GO	3.000%	8/15/2040	4,500	4,104
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	5,250	4,806
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	7/1/2052	1,000	900
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/2038	2,500	2,294
	Harris County Hospital District GO	5.000%	2/15/2055	15,000	15,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	16,935	17,493
	Harris County TX GO	4.000%	9/15/2049	1,555	1,455
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	5,000	4,557
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	10,000	10,584
[15]	Hays Consolidated Independent School District GO	3.000%	2/15/2039	1,750	1,641
[15]	Hays Consolidated Independent School District GO	3.000%	2/15/2040	2,000	1,845
[15]	Hays Consolidated Independent School District GO	3.000%	2/15/2041	1,350	1,220
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/2050	1,225	990
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,100	2,101
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	931
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2047	6,205	1,864
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2048	6,360	1,792
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	5,000	1,129
	Houston TX Airport System Industrial Revenue	5.250%	7/15/2034	9,940	10,784
	Houston TX Airport System Industrial Revenue	5.500%	7/15/2035	10,000	11,012
	Houston TX Airport System Industrial Revenue	5.500%	7/15/2039	10,500	11,332
	Houston TX Airport System Industrial Revenue	4.000%	7/15/2041	15,000	13,817
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,500	1,524
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,515	1,548
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	2,130	2,150
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,500	1,517
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	3,850	4,251
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	3,375	3,393
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	1,775	1,786
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,000	2,192
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,000	2,001
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,500	1,502
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	2,000	2,178
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2039	2,700	2,983
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2043	3,000	3,312
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2044	3,120	3,407
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2046	7,840	7,030
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2053	13,000	13,324
	Houston TX GO	4.125%	3/1/2051	3,635	3,365
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2041	1,460	1,546
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2045	1,255	1,280
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	6,155	6,295
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2043	1,500	1,496
[1]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas Project)	5.500%	9/1/2056	3,865	3,684
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/2051	1,185	962
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/2042	1,152	1,178
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/2052	2,314	2,323
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	2,165	1,902
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,726
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	995	996
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/2042	1,250	1,138
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/2042	535	510
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/2052	3,000	2,429
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/2052	1,000	874
[1]	Lavon TX Special Assessment Revenue	5.375%	9/15/2052	400	397
[1]	Lavon TX Special Assessment Revenue	5.500%	9/15/2054	750	751
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,085	1,090
[15]	Liberty Hill Independent School District GO	4.000%	2/1/2048	7,500	7,070
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/2042	1,000	824
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/2042	446	402
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/2052	2,725	2,175
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/2052	705	584
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/2052	2,139	2,219
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	7,080	7,302
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,000	1,012
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	7,015	7,227
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2047	6,720	7,137
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	1,615	1,687
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	5,750	5,936
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/2052	5,000	5,388
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	9,250	9,447
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,550	4,641
[1]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	465	477
[1]	Lowry Crossing TX Special Assessment Revenue	6.000%	9/15/2055	1,300	1,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,425	1,278
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2024	64	1
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	338	3
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2030	423	4
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	169	2
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2042	931	9
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,503
	Mesquite TX Special Assessment Revenue	5.750%	9/1/2055	1,300	1,284
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/2043	3,000	3,103
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/2053	3,000	3,058
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/2042	1,000	1,016
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/2042	644	661
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/2052	1,900	1,842
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/2052	1,000	1,012
	Mission Economic Development Corp. Industrial Revenue PUT	5.000%	6/1/2030	8,000	8,299
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2037	8,440	7,229
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2047	5,990	4,754
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2040	2,500	2,358
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2050	7,500	6,375
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,750	3,782
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,500	2,515
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	9,690	9,692
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	11,820	12,836
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	18,760	18,475
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2036	4,605	4,449
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	4,750	3,950
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2051	4,750	3,761
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	3,630	3,755
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/2054	13,220	11,070
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	7.125%	7/1/2056	4,000	4,079
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	5.000%	1/1/2057	4,150	3,441
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.500%	11/15/2052	4,750	3,996
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/2052	1,000	1,027
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/2057	6,000	6,193
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2049	2,010	1,898
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2055	6,165	5,693
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.250%	1/1/2042	12,500	12,451
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.500%	1/1/2057	1,500	1,376
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	5.000%	1/1/2050	430	406
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	5.000%	1/1/2055	1,610	1,493
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	1,000	998
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	2,080	2,150
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	985	985
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	540	581
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	555	591
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2044	1,000	1,063
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2045	800	842
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2046	800	836
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2046	18,460	18,573
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/2041	276	255
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/2051	602	523
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	1,500	1,461
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/2051	7,000	6,623
[6]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	1,795	1,751
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	5,000	3,774
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	3,000	2,160
[6]	Pearland TX GO	5.000%	9/1/2048	1,150	1,190
[6]	Pearland TX GO	5.000%	9/1/2053	1,300	1,334
	Pflugerville Independent School District GO	4.000%	2/15/2045	4,500	4,383
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	524	534
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,086	1,080
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,000	994
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	2,600	2,669
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	3,000	3,080
[1]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/2052	2,110	2,129
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/2051	3,650	2,911
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/2051	813	659
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	4,525	4,708
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2034	1,000	1,076
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2035	1,000	1,071
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2036	1,040	1,108
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2037	1,090	1,155
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2038	1,145	1,207
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2039	1,205	1,264
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2046	1,555	1,361
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2051	1,685	1,414
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.125%	1/1/2044	2,000	1,971
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	3.000%	1/1/2050	1,725	1,164
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.250%	1/1/2054	1,000	961
[1]	Princeton TX Special Assessment Revenue	5.000%	9/1/2044	600	598
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.250%	9/1/2043	1,000	1,013
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.500%	9/1/2053	1,315	1,292
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/2043	2,202	2,283
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/2053	2,672	2,715
[15]	Prosper Independent School District GO	4.000%	2/15/2054	5,600	5,059
[15]	Prosper Independent School District GO	5.250%	2/15/2055	4,500	4,749
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	10	10
	Royse City TX Special Assessment Revenue	6.000%	9/15/2055	4,516	4,457
[1]	Royse City TX Special Assessment Revenue	6.750%	9/15/2055	4,066	4,017
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,484
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,335	2,345
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	2,085	2,103
	San Marcos TX Special Assessment Revenue	5.625%	9/1/2050	900	903
[1]	Seagoville TX Special Assessment Revenue	6.000%	9/15/2044	1,900	1,909
[1]	Seagoville TX Special Assessment Revenue	6.250%	9/15/2054	2,052	2,024
[1]	Seagoville TX Special Assessment Revenue	7.000%	9/15/2054	3,338	3,331
[15]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,569
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,008
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	1,360	1,511
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,705	1,865
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,275	1,375
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	4,200	4,509
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,230	8,012
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	12,600	11,395
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2037	2,510	2,513
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2045	3,585	3,431
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2047	2,500	2,518
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2052	3,500	3,522
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.000%	9/1/2044	6,240	6,206
[1]	Terrell TX Special Assessment Revenue	6.250%	9/15/2055	1,808	1,853
[2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,900	3,312
	Texas GO	4.125%	8/1/2046	4,530	4,259
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	760	774
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	6,325	6,832
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	945	1,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	5,740	6,251
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	46,470	49,614
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	19,700	22,179
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	12,500	13,524
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	12,500	13,550
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,156
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	1,795	1,852
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	1,250	1,286
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	3,305	3,391
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	2,000	2,046
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	3,280	3,346
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	1,140	1,160
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	1,000	1,008
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2037	500	533
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	4,195	4,219
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	4,025	4,038
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2038	3,000	3,188
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,165	1,165
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2039	3,750	3,977
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	1,025	1,024
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2040	2,250	2,386
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2041	4,750	5,025
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2042	5,100	5,375
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2043	6,450	6,762
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/2058	19,000	19,595
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	5,685	6,068
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	2,420	2,560
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	1,900	1,903
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	1,280	1,272
	Texas State University System College & University Revenue	4.000%	3/15/2049	4,795	4,320
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	1,835	1,827
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2034	2,300	1,660
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2035	2,000	1,367
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2036	1,905	1,233
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2038	500	289
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	8,125	8,219
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	5,440	5,446
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	1,255	1,136
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	8,200	8,456
	Travis County Healthcare District GO	5.250%	3/1/2055	22,205	23,142
	University of North Texas System College & University Revenue	5.000%	4/15/2050	2,000	2,081
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	4,500	4,050
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,288
[15]	Ysleta Independent School District GO	4.000%	8/15/2050	7,625	7,059
					1,157,826
Utah (1.6%)
	Cottonwood Heights UT GO	5.000%	6/1/2055	4,135	4,279
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	7/15/2035	2,075	2,091
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	4,500	4,807
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	7,015	7,493
[1]	Fields Estates Public Infrastructure District GO	6.125%	3/1/2055	750	754
[1]	Fields Estates Public Infrastructure District Special Assessment Revenue	5.250%	12/1/2053	2,750	2,669
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,900	4,394
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,680	4,068
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,360	3,696
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,145	2,378
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,000	2,129
	Iron County UT Sales Tax Revenue	5.000%	10/1/2059	6,805	6,998
	Iron County UT Sales Tax Revenue	5.000%	10/1/2064	5,570	5,712
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2051	1,995	1,806
[1]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	1,705	1,784
[1,5]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	5,981	5,100
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/2050	5,500	4,665
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/15/2044	2,000	2,053
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.125%	6/15/2054	4,000	3,931
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	6.000%	6/15/2054	5,910	6,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/1/2060	2,650	2,682
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/2052	5,000	4,033
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	5,000	5,373
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2037	1,700	1,899
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	18,660	18,796
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2038	1,625	1,804
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	20,000	20,055
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2039	1,845	2,036
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2042	6,250	6,867
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2043	8,000	8,677
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2044	16,105	17,277
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2048	16,435	16,987
[4]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	15,000	13,289
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	3,500	3,054
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	6,695	6,849
[1]	South Salt Lake Redevelopment Agency Tax Increment/Allocation Revenue	6.250%	4/15/2046	985	996
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/2049	3,000	3,148
[1]	UIPA Crossroads Public Infrastructure District Tax Increment/Allocation Revenue	4.375%	6/1/2052	4,000	3,640
	University of Utah College & University Revenue	5.250%	8/1/2048	2,090	2,212
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	6,980	7,266
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2046	1,885	1,890
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	2,820	3,105
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,225	1,361
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,590	10,827
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	6,400	7,254
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,920	6,815
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,350	1,565
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	2,445	2,847
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	2,075	2,086
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	1,750	1,763
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,250	1,407
[1]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	1,755	1,845
[1]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,330	3,389
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	5,000	5,252
					275,204
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	3,640	3,099
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2041	6,800	5,792
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2027	425	434
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	1,325	1,333
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	550	569
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	1,000	1,040
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	540	566
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2031	315	315
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2032	325	325
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/2036	1,535	1,493
					14,966
Virgin Islands (0.2%)
	Virgin Islands Hotel Development Financing Corp. Hotel Occupancy Tax Revenue	6.000%	12/1/2055	5,000	4,962
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2029	2,845	2,848
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2033	4,695	4,698
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2044	5,410	5,204
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,595	1,800
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,030	1,145
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2041	1,750	1,929
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,077
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,068
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/2042	4,000	4,049
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/2052	4,000	3,889
					32,669
Virginia (2.0%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	1,785	1,792
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/2032	245	281
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	2,490	2,491
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,950	5,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,250	5,575
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/2040	7,800	8,021
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	6,000	5,092
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2051	4,020	4,168
[7,11]	Freddie Mac Multifamily ML Certificates	4.300%	5/25/2041	9,853	9,670
[7,11]	Freddie Mac Multifamily ML Certificates	3.084%	4/25/2043	7,834	6,723
[7,11]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.554%	8/25/2040	6,894	6,944
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.686%	10/25/2040	9,870	10,028
[1,7,11]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.702%	4/25/2042	8,174	8,182
[7]	Freddie Mac Pool	3.600%	1/1/2041	7,360	6,825
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2050	4,000	3,641
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,135	2,987
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	6,510	5,457
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	6,790	7,029
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	2,155	2,171
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	1,510	1,564
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2050	6,015	4,716
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	750	753
[1]	Newport News IDA Revenue	5.330%	7/1/2045	17,000	17,000
	Norfolk VA GO	5.000%	9/1/2041	1,585	1,711
	Norfolk VA GO	5.000%	9/1/2042	1,350	1,444
	Norfolk VA GO	5.000%	9/1/2043	1,350	1,433
	Norfolk VA GO	5.000%	9/1/2044	2,455	2,589
	Norfolk VA GO	5.000%	9/1/2045	2,455	2,572
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2045	2,300	2,277
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,978	2,097
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	12/1/2026	785	785
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2045	7,690	5,945
	Sussex County IDA Resource Recovery Revenue	4.250%	6/1/2028	10,000	10,231
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	5,130	5,189
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	3,430	3,767
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	5,465	5,975
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2035	2,705	2,688
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2036	2,805	2,761
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2037	2,845	2,779
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2038	2,985	2,849
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,000	935
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2035	1,295	1,109
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2035	2,000	1,746
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	1,755	1,333
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	5,500	4,179
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/2036	1,300	1,299
	Virginia College Building Authority College & University Revenue (Regent University Project)	6.000%	6/1/2055	3,100	3,258
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	2,250	2,134
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	2,000	1,863
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	1,630	1,630
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,160	1,007
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	8,810	9,115
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	6,290	6,462
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	2,895	3,280
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2033	5,250	5,392
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2034	7,795	7,991
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2034	4,705	4,812
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2034	5,820	6,303
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2035	220	224
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2035	5,000	5,397
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2036	3,500	3,538
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2037	7,250	7,272
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2037	2,175	2,314
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2037	745	790
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2038	12,225	12,236
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2038	835	885
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2038	1,855	1,961
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	1,850	1,837
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	12,650	12,571
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2039	1,745	1,842
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2039	2,850	2,815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2039	1,000	1,054
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	21,270	20,823
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	7,190	7,024
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/2041	3,995	3,333
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2041	1,415	1,358
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2041	1,215	1,165
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2042	1,000	1,030
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2042	1,270	1,308
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2047	1,000	1,001
					339,109
Washington (1.8%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2052	4,750	4,701
[6]	Grant County WA GO	5.250%	12/1/2050	1,350	1,429
[6]	Grant County WA GO	5.500%	12/1/2055	1,500	1,611
[6]	Grant County WA GO	5.500%	12/1/2060	4,500	4,815
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	12,500	13,161
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2035	6,540	6,719
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2037	6,605	7,125
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2039	4,000	4,266
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2040	22,010	22,035
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2044	16,000	17,216
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2047	8,030	7,202
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2049	20,250	21,024
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,950	2,065
[2]	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	9,250	9,111
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,906
[1]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/2040	5,000	5,151
	Washington GO	5.000%	2/1/2041	1,755	1,783
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	5,000	4,646
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	1,740	1,558
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2050	3,595	3,761
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2055	9,810	10,375
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2047	3,000	2,698
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2042	3,910	3,553
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2045	1,515	1,312
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2040	4,040	3,996
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2031	2,395	2,364
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	31,000	32,236
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2048	5,120	3,715
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	3,100	2,052
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2055	9,020	7,940
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	6.250%	1/1/2061	4,500	4,490
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2031	1,910	1,918
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2036	1,100	1,103
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	30,276	29,691
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	13,686	13,078
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.079%	11/20/2041	5,135	4,982
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.079%	11/20/2041	6,699	6,423
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.221%	3/1/2050	11,035	10,869
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	5,000	4,911
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	7.000%	7/1/2064	3,500	3,602
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.750%	1/1/2053	1,295	1,253
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.875%	1/1/2059	1,070	1,042
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/2059	2,915	3,103
					298,991
West Virginia (0.6%)
	West Virginia Economic Development Authority Industrial Revenue (Commercial Metals Co. Project) PUT	4.625%	5/15/2032	6,450	6,596
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	6,510	6,018
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,455	1,331
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2043	6,000	6,295
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	4,980	3,901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	5,098
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	23,240	24,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,500	6,469
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	9,010	8,330
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2053	21,100	22,600
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	650	654
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,750	1,578
[6]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.250%	6/1/2050	4,520	4,690
					98,234
Wisconsin (3.6%)
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2046	4,600	3,494
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/2029	325	324
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2037	3,060	2,950
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	500	494
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	1,230	1,230
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2040	750	740
[1]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	340	308
[1]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/2047	3,260	2,790
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2049	1,100	973
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	440	388
[1]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/2052	1,800	1,709
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/2052	1,000	880
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/2053	600	620
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	440	380
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2054	1,815	1,628
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	6/1/2055	1,320	1,297
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	2,125	1,820
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,080	981
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	12/15/2055	1,235	1,266
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2057	5,200	4,256
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/2057	870	769
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/2058	550	570
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	6/1/2060	1,255	1,225
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2060	1,300	1,159
[1]	Public Finance Authority Charter School Aid Revenue	6.125%	12/15/2060	1,375	1,416
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/2062	3,000	2,882
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	7,319	7,639
[1]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.750%	6/15/2055	500	497
[1]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	7.000%	6/15/2065	1,200	1,206
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,000	891
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2056	2,435	2,131
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2052	2,070	1,595
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2057	1,310	979
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2054	1,375	1,256
	Public Finance Authority College & University Revenue	5.250%	3/1/2042	1,895	1,964
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2042	1,800	1,620
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2052	6,120	4,834
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2042	1,100	1,071
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2047	1,100	997
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	7,000	4,924
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/2056	9,500	6,698
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/2056	2,000	1,520
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	160	165
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	625	628
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	4,050	4,052
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	770	781
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	313
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	330
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	8,250	8,384
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	2,640	2,433
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	12,880	11,816
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	5,220	3,560
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2049	1,455	1,342
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,750	6,822
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	6,804
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,000	6,934
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	3,025	2,322
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2051	5,000	3,225
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2052	1,800	1,576
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	17,500	15,654
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2053	600	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2054	1,365	1,234
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	2,125	1,556
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	7.250%	1/1/2061	11,000	11,483
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/2048	5,000	4,616
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	5,705	5,936
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2056	7,125	5,041
	Public Finance Authority Highway Revenue	5.500%	7/1/2044	5,000	5,202
	Public Finance Authority Highway Revenue	5.750%	7/1/2049	4,000	4,175
	Public Finance Authority Highway Revenue	5.750%	6/30/2060	11,500	11,910
	Public Finance Authority Highway Revenue	6.500%	6/30/2060	57,500	63,479
	Public Finance Authority Highway Revenue	5.750%	12/31/2065	21,320	22,047
	Public Finance Authority Highway Revenue	6.500%	12/31/2065	76,805	84,791
	Public Finance Authority Industrial Revenue	4.000%	8/1/2035	7,000	6,931
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2051	3,615	2,758
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2056	3,000	2,221
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	3,449	3,448
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	3,951	2,039
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	1,841	1,844
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	13,783	13,838
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	15,049	15,132
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/2036	7,000	7,248
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	7,521	7,549
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2047	3,250	3,160
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/15/2055	750	754
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/15/2055	1,000	979
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	5,000	4,821
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.250%	6/1/2054	2,325	2,335
[1]	Public Finance Authority Miscellaneous Revenue (American Dream @ Meadowsland Project)	7.000%	12/1/2050	2,600	2,080
[1]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	4,425	4,459
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2028	1,025	1,026
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2038	1,150	1,225
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2039	1,190	1,260
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/2041	9,600	10,000
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2043	1,000	1,028
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2053	1,000	960
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/2051	14,035	11,540
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/2056	17,555	14,076
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	775	796
[1]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	6,000	6,126
[6]	Racine Unified School District GO	4.000%	4/1/2042	3,445	3,487
[4]	Racine Unified School District GO	4.000%	4/1/2045	495	476
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	5,310	4,965
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2051	2,500	2,252
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	3,850	3,528
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2051	6,000	5,253
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,445	1,445
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,251
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,110	1,121
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	750	813
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	955	955
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	920	971
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,160	1,255
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,015	1,070
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	2/15/2046	200	169
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	18,760	16,804
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	1,075	1,108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	10,200	10,829
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2049	15,505	13,794
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	1,175	1,040
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	7,370	6,437
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	7,355	7,692
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2054	3,630	3,741
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.875%	7/1/2055	2,000	2,008
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	10,000	10,258
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2057	4,000	3,115
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,568
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	3,000	3,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	3,075	3,426
					621,417
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	840	713
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	990	1,084
					1,848
Total Tax-Exempt Municipal Bonds (Cost $16,196,493)					15,897,641
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	42,808	28,039
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	5,026	3,343
Total Taxable Municipal Bonds (Cost $28,461)					31,382
				Shares
Temporary Cash Investments (7.3%)
Investment Company (7.3%)
[16]	Vanguard Municipal Low Duration Fund (Cost $1,252,096)	2.218%		125,209,739	1,252,097
Total Investments (100.9%) (Cost $17,477,050)					17,181,120
Other Assets and Liabilities—Net (-0.9%)					(159,918)
Net Assets (100%)					17,021,202
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $1,699,107, representing 10.0% of net assets.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
3	Non-income-producing security—security in default.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
5	Step bond.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
14	Securities with a value of $2,652 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	March 2026	55	6,459	(67)
Ultra 10-Year U.S. Treasury Note	March 2026	659	75,229	(185)
				(252)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
2/10/2026	JPMC	25,000	Buy	10-Year MMD AAA General Obligation Scale	2.810%	293	293	—
2/10/2026	MSCS	25,000	Buy	10-Year MMD AAA General Obligation Scale	2.810%	293	293	—
4/22/2026	MSCS	5,060	Buy	5-Year MMD AAA General Obligation Scale	3.460%	273	273	—
4/23/2026	JPMC	7,590	Buy	5-Year MMD AAA General Obligation Scale	3.380%	379	379	—
4/28/2026	MSCS	4,790	Buy	30-Year MMD AAA General Obligation Scale	4.700%	304	304	—
4/28/2026	WFB	4,386	Buy	30-Year MMD AAA General Obligation Scale	4.360%	46	46	—
4/28/2026	JPMC	3,864	Buy	30-Year MMD AAA General Obligation Scale	4.360%	40	40	—
4/28/2026	JPMC	3,193	Buy	30-Year MMD AAA General Obligation Scale	4.700%	202	202	—
4/29/2026	RBC	4,788	Buy	30-Year MMD AAA General Obligation Scale	4.650%	255	255	—
5/26/2026	MSCS	7,200	Buy	10-Year MMD AAA General Obligation Scale	3.650%	564	564	—
8/20/2026	RBC	8,850	Buy	5-Year MMD AAA General Obligation Scale	2.790%	132	132	—
8/20/2026	MSCS	4,950	Buy	5-Year MMD AAA General Obligation Scale	2.840%	86	86	—
						2,867	2,867	—
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
WFB—Wells Fargo Bank N.A.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $2,273 in connection with open over-the-counter municipal market rate lock contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.

The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,897,641	—	15,897,641
Taxable Municipal Bonds	—	31,382	—	31,382
Temporary Cash Investments	1,252,097	—	—	1,252,097
Total	1,252,097	15,929,023	—	17,181,120
Derivative Financial Instruments
Assets
Swap Contracts	—	2,867	—	2,867
Liabilities
Futures Contracts[1]	(252)	—	—	(252)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.